RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 78.65%
186,027	Aberdeen Emerging Markets Equity Income Fund, Inc.	$1,026,869
7,531	AllianzGI Convertible & Income 2024 Target Term Fund	64,842
22,841	Barings Global Short Duration High Yield Fund	297,161
124,211	BlackRock 2022 Global Income Opportunity Trust	5,242
289,260	Blackrock Capital Allocation Trust	4,237,659
4,594	BlackRock Credit Allocation Income Trust	50,029
100,359	BlackRock Debt Strategies Fund, Inc.	917,281
224,353	Blackrock ESG Capital Allocation Trust	3,210,491
120,580	BlackRock Innovation & Growth Trust	957,405
19,313	Blackrock Science & Technology Trust	627,479
269,311	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2,267,599
71,772	Calamos Long/Short Equity & Dynamic Income Trust	1,184,238
47,135	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	898,393
119,513	Cornerstone Strategic Value Fund, Inc.	1,025,421
321	Cornerstone Total Return Fund, Inc.	2,674
105,780	First Trust Dynamic Europe Equity Income Fund	1,177,331
108,521	First Trust Energy Infrastructure Fund	1,554,021
127,622	First Trust High Yield Opportunities 2027 Term Fund	1,854,348
317,804	First Trust New Opportunities MLP & Energy Fund	1,836,907
148,846	GDL Fund	1,222,026
31,545	Neuberger Berman High Yield Strategies Fund, Inc.	264,347
97,940	Nuveen Core Plus Impact Fund	1,147,857
101,301	Nuveen Corporate Income 2023 Target Term Fund	897,527
191,685	Nuveen Credit Strategies Income Fund	996,762
39,147	Nuveen Preferred & Income Term Fund	752,014
13,697	Nuveen Variable Rate Preferred & Income Fund	252,162
124,365	Pershing Square Holdings Ltd.	3,687,422
29,575	PGIM Global High Yield Fund, Inc.	339,225
45,153	PGIM Short Duration High Yield Opportunities Fund	673,231
172,203	PIMCO Dynamic Income Opportunities Fund	2,385,012
85,475	Special Opportunities Fund, Inc.	1,057,326
62,902	Sprott Physical Gold and Silver Trust(a)	1,058,012
36,391	Western Asset Diversified Income Fund	504,379
18,270	Western Asset Investment Grade Defined Opportunity Trust, Inc.	308,215

TOTAL CLOSED-END FUNDS
(Cost $45,603,075)		38,740,907

BUSINESS DEVELOPMENT COMPANIES - 3.44%
195,902	First Eagle Alternative Capital BDC, Inc.	$693,493
77,091	Golub Capital BDC, Inc.	999,099

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,830,614)		1,692,592

Special Purpose Acquisition Company – 0.65%
32,700	Tishman Speyer Innovation Corp. II(a)	$320,133

TOTAL Special Purpose Acquisition Company
(Cost $320,979)		320,133

Shares/Description		Value
EXCHANGE TRADED FUNDS - 1.40%
37,953	Invesco FTSE RAFI Emerging Markets Portfolio	$689,606

TOTAL EXCHANGE TRADED FUNDS
(Cost $682,207)		689,606

PREFERRED STOCKS - 0.78%
15,162	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.500%, 03/31/2026	$382,082

TOTAL PREFERRED STOCKS
(Cost $378,879)		382,082

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 8.01%
United States - 8.01%
$72,619	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/2026	$1,673,868
852,978	New Mountain Finance Corp.	5.75%	08/15/2023	853,831
1,580,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	1,419,502

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $4,224,230)				3,947,201

Shares/Description		Value
Rights - 0.00%(a)(b)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 12/31/2049	$1,835

TOTAL RIGHTS
(Cost $2,960)		1,835

Warrants - 0.04%(a)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 05/10/2024	$409
7,024	Ares Acquisition Corp., Strike Price 11.50, Expires 12/31/2027	1,618
5,039	Austerlitz Acquisition Corp. I, Strike Price 11.50, Expires 02/19/2026	1,385
5,032	Austerlitz Acquisition Corp. II, Strike Price 11.50, Expires 12/31/2027	616
8,081	Churchill Capital Corp. VI, Strike Price 11.50, Expires 12/31/2027	2,748
8,168	Churchill Capital Corp. VII, Strike Price 11.50, Expires 02/29/2028	2,840
5,250	Fortress Value Acquisition Corp. IV, Strike Price 11.50, Expires 03/18/2028	976
4,425	Gores Holdings VII, Inc., Strike Price 11.50, Expires 12/31/2027	2,035
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026	2,537
5,064	KKR Acquisition Holdings I Corp., Strike Price 11.50, Expires 12/31/2027	1,823
5,303	Landcadia Holdings IV, Inc., Strike Price 11.50, Expires 12/31/2028	1,617
4,429	Longview Acquisition Corp. II, Strike Price 11.50, Expires 05/10/2026	576
6,540	Tishman Speyer Innovation Corp, Strike Price 11.50, Expires 12/31/2027	857

TOTAL WARRANTS
(Cost $96,224)		20,037

Shares/Description		Value
Short-Term Investments - 9.27%
Money Market Fund - 9.27%
4,566,260	State Street Institutional Trust (7 Day Yield 1.03%)	$4,566,260

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,566,260)		4,566,260

TOTAL INVESTMENTS - 102.24%
(Cost $57,705,428)		$50,360,653
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.24)%		(1,102,065)
NET ASSETS - 100.00%		$49,258,588

(a)	Non-income producing security.

(b)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 18.82%
777,640	AllianceBernstein Global High Income Fund, Inc.	$7,597,543
231,874	Apollo Tactical Income Fund, Inc.	2,791,763
383,908	Barings Global Short Duration High Yield Fund	4,994,643
1,253,406	BlackRock Credit Allocation Income Trust	13,649,591
131,270	BlackRock Debt Strategies Fund, Inc.	1,199,808
290,886	Blackstone Long-Short Credit Income Fund	3,345,189
924,929	Blackstone Strategic Credit Fund	10,331,457
137,735	Blackstone/GSO Senior Floating Rate Term Fund	1,831,875
1,320,021	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	11,114,577
956,865	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	18,237,847
183,124	First Trust High Income Long/Short Fund	2,087,614
732,792	First Trust High Yield Opportunities 2027 Term Fund	10,647,468
340,444	Franklin Limited Duration Income Trust	2,301,401
368,701	Invesco Dynamic Credit Opportunities Fund	4,140,512
1,329,792	Invesco Senior Income Trust	5,172,891
93,517	Invesco Trust for Investment Grade Municipals	984,734
50,000	Ivy High Income Opportunities Fund	512,000
311,223	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,057,184
1,449,660	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,508,973
90,017	Neuberger Berman High Yield Strategies Fund, Inc.	754,342
887,480	Nuveen AMT-Free Quality Municipal Income Fund	10,427,890
1,272,453	Nuveen Core Plus Impact Fund	14,913,149
4,119,149	Nuveen Credit Strategies Income Fund	21,419,575
693,896	Nuveen Preferred & Income Securities Fund	5,037,685
86,026	Nuveen Preferred Income Opportunities Fund	658,099
569,780	Nuveen Quality Municipal Income Fund	7,105,157
318,329	Nuveen Senior Income Fund	1,524,796
31,305	Nuveen Variable Rate Preferred & Income Fund	576,325
904,747	PGIM Global High Yield Fund, Inc.	10,377,448
750,371	PGIM High Yield Bond Fund, Inc.	9,237,067
580,398	PGIM Short Duration High Yield Opportunities Fund	8,653,734
311,090	PIMCO Access Income Fund	4,924,555
831,345	PIMCO Dynamic Income Fund	17,350,170
1,175,241	PIMCO Dynamic Income Opportunities Fund	16,277,088
658,795	Templeton Emerging Markets Income Fund	3,550,905
331,750	Virtus AllianzGI Diversified Income & Convertible Fund(a)	7,945,413
1,482,021	Virtus Convertible & Income Fund	5,453,837
912,810	Western Asset Diversified Income Fund	12,651,547
1,812,439	Western Asset Emerging Markets Debt Fund, Inc.	16,003,836
3,276,405	Western Asset High Income Opportunity Fund, Inc.	12,974,564
36,658	Western Asset Mortgage Opportunity Fund, Inc.	428,165

TOTAL CLOSED-END FUNDS
(Cost $361,128,572)		297,752,417

BUSINESS DEVELOPMENT COMPANIES - 0.81%
991,658	Golub Capital BDC, Inc.	$12,851,888

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $13,282,986)		12,851,888

Shares/Description		Value
COMMON STOCKS - 1.79%
1,695,482	Barings BDC, Inc.	$15,784,937
6,676	CW TRAVEL(b)	133,520
350,000	Far Peak Acquisition Corp., Class A(b)	3,437,000
10,467	Frontera Energy Corp.(b)	83,108
9,428	FS KKR Capital Corp.	183,092
52,500	Gores Technology Partners II, Inc.(b)	513,450
1,113	Intelsat Jackson Holdings SA, Series A(b)	4,452
1,113	Intelsat Jackson Holdings SA, Series B(b)	4,174
10,628	Intelsat New Common(b)	286,956
31,580	McDermott International, Ltd.(b)	17,369
259,482	Pershing Square Tontine Holdings, Ltd.(b)	5,181,856
275,000	RedBall Acquisition Corp.(b)	2,739,000

TOTAL COMMON STOCKS
(Cost $31,177,491)		28,368,914

OPEN-END FUNDS - 1.87%
3,526,346	RiverNorth/Oaktree High Income Fund, Class I(c)	$29,552,898

TOTAL OPEN-END FUNDS
(Cost $34,231,630)		29,552,898

PREFERRED STOCKS - 0.00%
8,906	Riverbed Tech Pref A, 1.500%, 11/17/2028(b)	$53,436

TOTAL PREFERRED STOCKS
(Cost $188,615)		53,436

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.20%
United States - 1.20%
$246,313	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/2026	$5,677,515
6,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	6,006,000
32,069	Oxford Square Capital Corp.	6.50%	03/30/2024	801,725
49,593	Oxford Square Capital Corp.	6.25%	04/30/2026	1,258,174
5,770,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	5,183,876

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $19,901,807)				18,927,290

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.11%
Argentina - 0.09%
$150,000	AES Argentina Generacion SA(d)	7.75%	02/02/2024	$122,470
250,000	Banco Macro SA(d)(e)	6.75%	11/04/2026	197,846
150,000	Pampa Energia SA(f)	9.13%	04/15/2029	120,973
450,000	Pampa Energia SA(d)	9.13%	04/15/2029	362,918
300,000	YPF SA	8.50%	06/27/2029	185,805
850,000	YPF SA	7.00%	12/15/2047	418,756
				1,408,768
Australia - 0.36%
1,000,000	APA Infrastructure, Ltd.(f)	4.25%	07/15/2027	974,047

Principal Amount/Description		Rate	Maturity	Value
$965,000	Australia & New Zealand Banking Group, Ltd.(e)(f)	5Y US TI + 1.70%	11/25/2035	$766,298
675,000	Commonwealth Bank of Australia(f)	4.32%	01/10/2048	576,522
1,175,000	Macquarie Group, Ltd.(e)(f)	1D US SOFR + 1.532%	01/14/2033	959,675
725,000	National Australia Bank, Ltd.(f)	2.99%	05/21/2031	606,587
340,000	NBN Co., Ltd.(f)	1.45%	05/05/2026	307,114
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.38%	04/30/2025	486,175
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.63%	04/28/2026	483,046
580,000	Westpac Banking Corp.(e)	5Y US TI + 1.53%	11/18/2036	467,692
				5,627,156
Brazil - 0.09%
1,000,000	Banco do Brasil SA(a)(e)	6.25%	Perpetual Maturity	880,000
950,000	Oi SA(g)	10.00% (4.00%)	07/27/2025	466,392
				1,346,392
British Virgin Islands - 0.03%
550,000	TSMC Global, Ltd.(f)	1.25%	04/23/2026	501,100

Canada - 0.42%
630,000	Bank of Montreal(e)	3.80%	12/15/2032	584,460
805,000	Bank of Nova Scotia(e)	5Y US TI + 2.05%	05/04/2037	741,052
110,000	Bell Telephone Co. of Canada or Bell Canada	3.65%	08/15/2052	88,096
385,000	CCL Industries, Inc.(f)	3.05%	06/01/2030	334,787
245,000	CI Financial Corp.	4.10%	06/15/2051	159,126
425,000	Enbridge, Inc.	3.40%	08/01/2051	320,366
600,000	Frontera Energy Corp.(f)	7.88%	06/21/2028	487,620
220,000	Garda World Security Corp.(f)	6.00%	06/01/2029	169,457
600,000	Gran Tierra Energy, Inc.(f)	7.75%	05/23/2027	513,673
400,000	Gran Tierra Energy, Inc.(d)	7.75%	05/23/2027	342,449
160,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(f)	5.00%	12/31/2026	137,001
1,430,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(f)	7.00%	12/31/2027	1,074,323
205,000	Mattamy Group Corp.(f)	4.63%	03/01/2030	150,157
160,000	MEG Energy Corp.(f)	7.13%	02/01/2027	161,499
25,000	MEG Energy Corp.(f)	5.88%	02/01/2029	22,871
155,000	Parkland Corp.(f)	4.50%	10/01/2029	125,944
205,000	Superior Plus LP / Superior General Partner, Inc.(f)	4.50%	03/15/2029	174,635
540,000	Telesat Canada / Telesat LLC(f)	5.63%	12/06/2026	341,950
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	730,528
				6,659,994
Cayman Islands - 0.17%
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(f)	7.50%	Perpetual Maturity	181,382
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(f)	10Y US TI + 5.034%	Perpetual Maturity	163,700
500,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(e)	10Y US TI + 5.034%	Perpetual Maturity	409,250
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(e)	7.63%	Perpetual Maturity	185,684
300,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)	10Y US TI + 5.47%	Perpetual Maturity	272,073
166,440	Global Aircraft Leasing Co., Ltd.(f)(g)	6.50% (7.25%)	09/15/2024	126,537

Principal Amount/Description		Rate	Maturity	Value
$224,000	Gran Tierra Energy International Holdings, Ltd.(d)	6.25%	02/15/2025	$191,591
397,996	Interoceanica IV Finance, Ltd.(h)	0.00%	11/30/2025	368,147
600,000	Itau Unibanco Holding SA Island(a)(d)(e)	5Y US TI + 4.63%	Perpetual Maturity	480,825
146,075	Lima Metro Line 2 Finance, Ltd.(f)	5.88%	07/05/2034	144,363
192,188	Transocean Poseidon, Ltd.(f)	6.88%	02/01/2027	169,376
				2,692,928
Chile - 0.34%
400,000	AES Andes SA(e)(f)	6.35%	10/07/2079	355,234
300,000	AES Andes SA(e)	7.13%	03/26/2079	272,954
400,000	AES Andes SA(d)(e)	6.35%	10/07/2079	355,234
200,000	CAP SA(f)	3.90%	04/27/2031	157,143
700,000	CAP SA(d)	3.90%	04/27/2031	550,000
900,000	Empresa de Transporte de Pasajeros Metro SA(f)	5.00%	01/25/2047	762,611
950,950	Empresa Electrica Cochrane SpA(d)	5.50%	05/14/2027	801,169
397,080	GNL Quintero SA(d)	4.63%	07/31/2029	381,965
1,000,000	Guacolda Energia SA(d)	4.56%	04/30/2025	353,813
750,000	Transelec SA(d)	3.88%	01/12/2029	687,105
1,050,000	VTR Finance NV(d)	6.38%	07/15/2028	750,874
				5,428,102
China - 0.05%
300,000	Agile Group Holdings, Ltd.(a)	7.88%	Perpetual Maturity	65,282
495,000	Agile Group Holdings, Ltd.(a)(e)	7.75%	Perpetual Maturity	106,782
200,000	Agile Group Holdings, Ltd.(a)(e)	6.88%	Perpetual Maturity	43,900
200,000	Central China Real Estate, Ltd.	7.25%	04/24/2023	100,200
700,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	225,750
400,000	Ronshine China Holdings, Ltd.	7.35%	12/15/2023	54,944
600,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	54,000
350,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/2025	26,250
600,000	Yuzhou Group Holdings Co., Ltd.	7.38%	01/13/2026	45,000
				722,108
Colombia - 0.31%
450,000	Banco Davivienda SA(a)(e)(f)	10Y US TI + 5.10%	Perpetual Maturity	360,287
650,000	Banco GNB Sudameris SA(e)(f)	5Y US TI + 6.66%	04/16/2031	556,397
391,000	Banco GNB Sudameris SA(d)(e)	5Y US TI + 4.56%	04/03/2027	351,755
350,000	Credivalores-Crediservicios SAS(f)	8.88%	02/07/2025	193,606
200,000	Credivalores-Crediservicios SAS(d)	9.75%	07/27/2022	194,306
400,000	Credivalores-Crediservicios SAS(d)	8.88%	02/07/2025	221,264
100,000	Ecopetrol SA	4.63%	11/02/2031	76,000
950,000	Ecopetrol SA	5.88%	05/28/2045	648,375
1,020,000	Ecopetrol SA	5.88%	11/02/2051	668,993
400,000	Empresas Publicas de Medellin ESP(d)	4.25%	07/18/2029	313,009
700,000	Empresas Publicas de Medellin ESP(d)	4.38%	02/15/2031	536,784
600,000	Gilex Holding SARL	8.50%	05/02/2023	586,620
200,000	Oleoducto Central SA(d)	4.00%	07/14/2027	167,180
				4,874,576
Cyprus - 0.01%
200,000	Interpipe Holdings PLC(f)	8.38%	05/13/2026	88,815

France - 0.08%
930,000	BNP Paribas SA(e)(f)	1D SOFR + 1.51%	01/13/2031	803,052

Principal Amount/Description		Rate	Maturity	Value
$590,000	BPCE SA(f)	1.00%	01/20/2026	$523,984
				1,327,036
Great Britain - 0.30%
200,000	AngloGold Ashanti Holdings PLC	3.75%	10/01/2030	164,965
765,000	Barclays PLC(e)	3M US L + 1.38%	05/16/2024	764,828
930,000	HSBC Holdings PLC(e)	3M US L + 1.38%	09/12/2026	923,618
930,000	Lloyds Banking Group PLC(e)	3M US L + 1.21%	11/07/2028	871,016
535,000	NatWest Markets PLC(f)	0.80%	08/12/2024	497,005
293,233	SCC Power PLC(f)(g)	8.00% (8.00%)	12/31/2028	126,823
158,835	SCC Power PLC(f)(g)	4.00% (4.00%)	05/17/2032	17,472
472,000	Tullow Oil PLC(f)	10.25%	05/15/2026	452,013
450,000	Vedanta Resources Finance II PLC(f)	9.25%	04/23/2026	269,337
200,000	Vedanta Resources Finance II PLC(d)	9.25%	04/23/2026	119,705
680,000	Weir Group PLC(f)	2.20%	05/13/2026	598,710
				4,805,492
Hong Kong - 0.03%
400,000	RKP Overseas Finance, Ltd.(a)	7.75%	Perpetual Maturity	176,000
600,000	RKP Overseas Finance, Ltd.(a)	7.95%	Perpetual Maturity	272,405
				448,405
India - 0.06%
384,000	Adani International Container Terminal Pvt, Ltd.(d)	3.00%	02/16/2031	326,225
200,000	Adani Ports & Special Economic Zone, Ltd.(d)	4.38%	07/03/2029	177,041
500,000	Adani Ports & Special Economic Zone, Ltd.	3.10%	02/02/2031	390,503
200,000	Vedanta Resources, Ltd.	6.13%	08/09/2024	121,769
				1,015,538
Indonesia - 0.07%
500,000	ABM Investama Tbk PT(f)	9.50%	08/05/2026	442,676
200,000	Freeport Indonesia PT(f)	5.32%	04/14/2032	182,300
200,000	Gajah Tunggal Tbk PT	8.95%	06/23/2026	152,000
200,000	Indonesia Asahan Aluminium Persero PT	5.80%	05/15/2050	161,403
300,000	Pertamina Persero PT(d)	4.15%	02/25/2060	223,960
				1,162,339
Ireland - 0.14%
1,050,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.40%	10/29/2033	830,399
645,000	Aptiv PLC	3.10%	12/01/2051	417,249
765,000	Avolon Holdings Funding, Ltd.(f)	3.25%	02/15/2027	666,672
400,000	C&W Senior Financing DAC(d)	6.88%	09/15/2027	360,042
				2,274,362
Israel - 0.06%
900,000	Israel Electric Corp., Ltd.(f)	5.00%	11/12/2024	911,903

Jamaica - 0.00%(i)
67,289	Digicel Group Holdings, Ltd.(f)(g)	8.00% (8.00%)	04/01/2025	47,464

Japan - 0.11%
790,000	Mitsubishi UFJ Financial Group, Inc.	1.41%	07/17/2025	726,442
1,110,000	Renesas Electronics Corp.(f)	2.17%	11/25/2026	991,207
				1,717,649
Luxembourg - 0.19%
150,000	Atento Luxco 1 SA(f)	8.00%	02/10/2026	107,271

Principal Amount/Description		Rate	Maturity	Value
$670,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(f)	6.13%	04/01/2029	$507,800
305,000	EverArc Escrow Sarl(f)	5.00%	10/30/2029	257,136
1,100,000	Intelsat Escrow Shares(j)	0.00%	Perpetual Maturity	0
135,000	Intelsat Jackson Holdings SA(f)	6.50%	03/15/2030	111,713
1,000,000	MC Brazil Downstream Trading SARL(d)	7.25%	06/30/2031	797,345
270,000	Millicom International Cellular SA(d)	6.25%	03/25/2029	235,393
700,000	Movida Europe SA(d)	5.25%	02/08/2031	543,480
600,000	Simpar Europe SA(d)	5.20%	01/26/2031	464,421
				3,024,559
Mexico - 0.25%
700,000	Alpha Holding SA de CV(f)	9.00%	02/10/2025	45,500
200,000	Alpha Holding SA de CV	9.00%	02/10/2025	13,000
200,000	BBVA Bancomer SA(d)(e)	5.13%	01/18/2033	169,694
800,000	Braskem Idesa SAPI(f)	6.99%	02/20/2032	619,876
500,000	Credito Real SAB de CV SOFOM ER(d)	9.50%	02/07/2026	33,750
800,000	Mexarrend SAPI de CV(f)	10.25%	07/24/2024	382,229
200,000	Mexarrend SAPI de CV(d)	10.25%	07/24/2024	95,557
1,100,000	Mexico City Airport Trust(d)	5.50%	07/31/2047	757,537
141,539	Mexico Generadora de Energia S de rl	5.50%	12/06/2032	133,141
700,000	Operadora de Servicios Mega SA de CV Sofom ER(f)	8.25%	02/11/2025	455,955
750,000	Petroleos Mexicanos	6.38%	01/23/2045	455,899
500,000	Petroleos Mexicanos	6.75%	09/21/2047	310,477
200,000	TV Azteca SAB de CV(k)	8.25%	08/09/2024	90,000
1,000,000	Unifin Financiera SAB de CV(a)(d)(e)	8.88%	Perpetual Maturity	327,070
				3,889,685
Morocco - 0.05%
1,200,000	OCP SA(d)	5.13%	06/23/2051	799,961

Netherlands - 0.25%
300,000	Coruripe Netherlands BV(d)	10.00%	02/10/2027	258,764
850,000	Jababeka International BV(d)	6.50%	10/05/2023	557,600
800,000	Metinvest BV(d)	7.75%	10/17/2029	438,520
200,000	Minejesa Capital BV	4.63%	08/10/2030	180,180
1,600,000	Minejesa Capital BV	5.63%	08/10/2037	1,297,624
300,000	NGD Holdings BV	6.75%	12/31/2026	133,800
515,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	3.88%	06/18/2026	496,756
200,000	Petrobras Global Finance BV	6.75%	06/03/2050	173,695
610,000	Petrobras Global Finance BV	5.50%	06/10/2051	463,872
				4,000,811
Panama - 0.05%
664,036	UEP Penonome II SA(f)	6.50%	10/01/2038	621,548
189,725	UEP Penonome II SA(d)	6.50%	10/01/2038	177,585
				799,133
Paraguay - 0.05%
1,000,000	Frigorifico Concepcion SA(f)	7.70%	07/21/2028	787,300

Peru - 0.19%
200,000	Banco Internacional del Peru SAA Interbank(e)	1Y US TI + 3.71%	07/08/2030	185,618
300,000	Camposol SA(f)	6.00%	02/03/2027	252,711
400,000	Camposol SA(d)	6.00%	02/03/2027	336,948

Principal Amount/Description		Rate	Maturity	Value
$458,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru(d)	6.38%	06/01/2028	$420,215
300,000	Inkia Energy, Ltd.(d)	5.88%	11/09/2027	275,100
600,000	Peru LNG Srl(d)	5.38%	03/22/2030	486,033
200,000	Petroleos del Peru SA(d)	4.75%	06/19/2032	154,925
1,350,000	Petroleos del Peru SA(d)	5.63%	06/19/2047	920,234
				3,031,784
Singapore - 0.16%
715,000	BOC Aviation, Ltd.(e)(f)	3M US L + 1.13%	09/26/2023	714,610
200,000	DBS Group Holdings, Ltd.(e)	5Y US TI + 1.82%	03/10/2031	182,043
400,000	Oversea-Chinese Banking Corp., Ltd.(e)(f)	5Y US TI + 1.58%	09/10/2030	369,546
700,000	PSA Treasury Pte, Ltd.	2.25%	04/30/2030	623,574
200,000	SSMS Plantation Holdings Pte, Ltd.	7.75%	01/23/2023	177,000
350,000	Temasek Financial I, Ltd.(f)	1.00%	10/06/2030	285,995
250,000	Temasek Financial I, Ltd.(d)	1.00%	10/06/2030	204,282
				2,557,050
South Korea - 0.02%
200,000	LG Chem, Ltd.(f)	2.38%	07/07/2031	167,701
200,000	Shinhan Financial Group Co., Ltd.(a)(e)(f)	5Y US TI + 2.06%	Perpetual Maturity	178,000
				345,701
Spain - 0.11%
500,000	AES Andres BV(f)	5.70%	05/04/2028	426,831
250,000	AI Candelaria Spain SA(f)	5.75%	06/15/2033	183,396
1,050,000	AI Candelaria Spain SA(d)	5.75%	06/15/2033	770,263
400,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA(d)	5.38%	12/30/2030	270,682
				1,651,172
Trinidad and Tobago - 0.01%
200,000	Telecommunications Services of Trinidad & Tobago, Ltd.(d)	8.88%	10/18/2029	192,643

United Arab Emirates - 0.03%
288,258	Galaxy Pipeline Assets Bidco, Ltd.(f)	2.16%	03/31/2034	245,647
294,783	Galaxy Pipeline Assets Bidco, Ltd.(d)	2.94%	09/30/2040	241,200
				486,847
Vietnam - 0.03%
500,000	Mong Duong Finance Holdings BV(d)	5.13%	05/07/2029	404,375

TOTAL FOREIGN CORPORATE BONDS
(Cost $82,855,409)				65,031,148

U.S. CORPORATE BONDS - 7.56%
Advertising - 0.03%
195,000	Clear Channel Outdoor Holdings, Inc.(f)	7.50%	06/01/2029	$140,796
300,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	293,075
				433,871
Aerospace/Defense - 0.21%
555,000	Boeing Co.	2.95%	02/01/2030	462,366
290,000	Boeing Co.	3.75%	02/01/2050	205,186
665,000	Northrop Grumman Corp.	5.15%	05/01/2040	674,663
590,000	Raytheon Technologies Corp.	3.03%	03/15/2052	440,654
220,000	TransDigm, Inc.(f)	6.25%	03/15/2026	212,747

Principal Amount/Description		Rate	Maturity	Value
$145,000	TransDigm, Inc.	5.50%	11/15/2027	$123,495
1,115,000	Triumph Group, Inc.(f)	6.25%	09/15/2024	995,996
280,000	Triumph Group, Inc.	7.75%	08/15/2025	215,991
				3,331,098
Agriculture - 0.08%
1,095,000	BAT Capital Corp.	3.46%	09/06/2029	939,567
321,693	Pyxus Holdings, Inc.	10.00%	08/24/2024	268,276
				1,207,843
Airlines - 0.08%
660,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(f)	5.75%	04/20/2029	565,732
440,000	Southwest Airlines Co.	4.75%	05/04/2023	443,677
197,222	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	181,746
130,000	United Airlines, Inc.(f)	4.63%	04/15/2029	110,720
				1,301,875
Auto Manufacturers - 0.16%
240,000	Ford Motor Co.	3.25%	02/12/2032	180,330
575,000	General Motors Financial Co., Inc.	2.40%	10/15/2028	478,039
585,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	470,720
850,000	Hyundai Capital America(f)	2.65%	02/10/2025	811,595
125,000	Hyundai Capital America(f)	1.80%	10/15/2025	114,465
555,000	Volkswagen Group of America Finance LLC(f)	4.25%	11/13/2023	555,336
				2,610,485
Auto Parts & Equipment - 0.13%
115,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	93,577
1,115,000	Dealer Tire LLC / DT Issuer LLC(f)	8.00%	02/01/2028	964,709
225,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	181,201
1,179,000	Wheel Pros, Inc.(f)	6.50%	05/15/2029	834,785
				2,074,272
Banks - 0.50%
225,000	Bank of America Corp.(e)	1D US SOFR + 1.11%	04/25/2025	224,061
395,000	Bank of America Corp.(e)	1D US SOFR + 1.21%	10/20/2032	326,211
980,000	Bank of America Corp.(e)	5Y US TI + 2.48%	09/21/2036	761,162
1,015,000	Citigroup, Inc.(e)	3M US L + 1.10%	05/17/2024	1,006,690
205,000	Citigroup, Inc.(e)	1D US SOFR + 0.694%	01/25/2026	192,283
195,000	Citigroup, Inc.(e)	1D US SOFR + 1.28%	02/24/2028	181,030
985,000	Goldman Sachs Group, Inc.(e)	3M US L + 1.17%	05/15/2026	962,237
365,000	Goldman Sachs Group, Inc.(e)	1D US SOFR + 0.82%	09/10/2027	346,659
260,000	JPMorgan Chase & Co.(e)	1D US SOFR + 0.915%	02/24/2026	247,424
370,000	JPMorgan Chase & Co.(e)	1D SOFR + 1.02%	06/01/2029	318,543
565,000	JPMorgan Chase & Co.(e)	1D US SOFR + 2.04%	04/22/2031	481,724
485,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.25%	04/22/2032	408,501
470,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.26%	01/25/2033	403,793
310,000	Morgan Stanley(e)	1D US SOFR + 1.61%	04/20/2028	303,369

Principal Amount/Description		Rate	Maturity	Value
$145,000	Morgan Stanley(e)	1D US SOFR + 1.29%	01/21/2033	$124,423
980,000	Morgan Stanley(e)	1D SOFR + 2.48%	09/16/2036	754,578
220,000	Santander Holdings USA, Inc.(e)	1D US SOFR + 1.249%	01/06/2028	194,346
370,000	Wells Fargo & Co.(e)	3M US L + 1.17%	06/17/2027	350,923
390,000	Wells Fargo & Co.(e)	1D US SOFR + 1.43%	10/30/2030	343,281
				7,931,238
Beverages - 0.13%
950,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	855,014
250,000	Constellation Brands, Inc.	3.15%	08/01/2029	225,258
290,000	Constellation Brands, Inc.	2.88%	05/01/2030	252,566
535,000	Keurig Dr Pepper, Inc.	3.80%	05/01/2050	425,964
490,000	Triton Water Holdings, Inc.(f)	6.25%	04/01/2029	348,713
				2,107,515
Biotechnology - 0.05%
360,000	Illumina, Inc.	0.55%	03/23/2023	352,533
605,000	Royalty Pharma PLC	3.30%	09/02/2040	447,828
				800,361
Building Materials - 0.08%
130,000	Builders FirstSource, Inc.(f)	6.38%	06/15/2032	116,308
850,000	Carrier Global Corp.	3.38%	04/05/2040	667,771
130,000	Griffon Corp.	5.75%	03/01/2028	118,373
465,000	Owens Corning	4.40%	01/30/2048	385,389
				1,287,841
Chemicals - 0.14%
455,000	ASP Unifrax Holdings, Inc.(f)	7.50%	09/30/2029	316,668
460,000	CF Industries, Inc.	5.38%	03/15/2044	429,715
140,000	CVR Partners LP / CVR Nitrogen Finance Corp.(f)	6.13%	06/15/2028	125,371
780,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(f)	9.00%	07/01/2028	617,218
250,000	Sherwin-Williams Co.	2.90%	03/15/2052	170,820
500,000	Vibrantz Technologies, Inc.(f)	9.00%	02/15/2030	353,172
290,000	WR Grace Holdings LLC(f)	5.63%	08/15/2029	214,238
				2,227,202
Coal - 0.01%
180,000	SunCoke Energy, Inc.(f)	4.88%	06/30/2029	144,078

Commercial Services - 0.11%
90,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	6.63%	07/15/2026	82,761
175,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	9.75%	07/15/2027	148,585
275,000	Metis Merger Sub LLC(f)	6.50%	05/15/2029	218,976
120,000	NESCO Holdings II, Inc.(f)	5.50%	04/15/2029	100,852
410,000	PECF USS Intermediate Holding III Corp.(f)	8.00%	11/15/2029	325,499
335,000	Sabre GLBL, Inc.(f)	7.38%	09/01/2025	311,367
175,000	Triton Container International, Ltd.(f)	1.15%	06/07/2024	163,957
330,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	269,248
170,000	WASH Multifamily Acquisition, Inc.(f)	5.75%	04/15/2026	160,515
				1,781,760

Principal Amount/Description		Rate	Maturity	Value
Computers - 0.09%
$520,000	Fortinet, Inc.	1.00%	03/15/2026	$457,825
465,000	NetApp, Inc.	1.88%	06/22/2025	434,194
700,000	Virtusa Corp.(f)	7.13%	12/15/2028	563,727
				1,455,746
Containers and Packaging - 0.03%
500,000	Packaging Corp. of America	3.40%	12/15/2027	482,768

Cosmetics/Personal Care - 0.01%
125,000	Coty, Inc.(f)	6.50%	04/15/2026	115,427
130,000	Coty, Inc.(f)	5.00%	04/15/2026	119,341
				234,768
Distribution/Wholesale - 0.01%
180,000	BCPE Empire Holdings, Inc.(f)	7.63%	05/01/2027	146,786

Diversified Financial Services - 0.33%
300,000	Air Lease Corp.	1.88%	08/15/2026	259,738
835,000	Air Methods Corp.(f)	8.00%	05/15/2025	548,111
465,000	Aircastle, Ltd.(f)	2.85%	01/26/2028	384,822
735,000	Aviation Capital Group LLC(f)	1.95%	09/20/2026	625,144
1,060,000	Discover Financial Services	4.10%	02/09/2027	1,017,509
95,000	Nasdaq, Inc.	3.95%	03/07/2052	77,426
385,000	Nationstar Mortgage Holdings, Inc.(f)	5.75%	11/15/2031	295,276
95,000	Navient Corp.	5.00%	03/15/2027	78,278
110,000	NFP Corp.(f)	6.88%	08/15/2028	91,065
245,000	OneMain Finance Corp.	6.63%	01/15/2028	219,408
305,000	PennyMac Financial Services, Inc.(f)	4.25%	02/15/2029	224,738
775,000	Synchrony Financial	3.95%	12/01/2027	707,212
925,000	Western Union Co.	2.75%	03/15/2031	759,307
				5,288,034
Electric - 0.63%
515,000	Berkshire Hathaway Energy Co.(f)	4.60%	05/01/2053	494,692
155,000	Calpine Corp.(f)	5.13%	03/15/2028	136,826
35,000	Calpine Corp.(f)	4.63%	02/01/2029	29,177
80,000	Duke Energy Carolinas LLC	2.85%	03/15/2032	71,085
735,000	Duke Energy Corp.	3.95%	08/15/2047	598,199
255,000	Entergy Corp.	2.80%	06/15/2030	218,975
1,000,000	Exelon Corp.	4.05%	04/15/2030	960,627
130,000	Exelon Corp.(f)	4.10%	03/15/2052	112,397
480,000	Georgia Power Co.	2.20%	09/15/2024	463,776
1,080,000	Georgia Power Co.	3.25%	03/15/2051	795,380
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,058,620
550,000	Mercury Chile Holdco LLC(f)	6.50%	01/24/2027	477,631
275,000	Monongahela Power Co.(f)	5.40%	12/15/2043	272,403
750,000	NextEra Energy Capital Holdings, Inc.	2.25%	06/01/2030	630,520
105,000	NextEra Energy Capital Holdings, Inc.	5.00%	07/15/2032	107,670
310,000	NRG Energy, Inc.(f)	2.00%	12/02/2025	281,010
215,000	NRG Energy, Inc.(f)	3.63%	02/15/2031	169,022
685,000	Pacific Gas and Electric Co.	1.37%	03/10/2023	674,735
560,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	428,876
410,000	Pike Corp.(f)	5.50%	09/01/2028	333,445
365,000	Southern Co.(e)	5Y US TI + 2.915%	09/15/2051	311,042
300,000	Southwestern Electric Power Co.	3.25%	11/01/2051	222,655
1,000,000	Virginia Electric and Power Co.	3.50%	03/15/2027	977,225

Principal Amount/Description		Rate	Maturity	Value
$195,000	Virginia Electric and Power Co.	3.75%	05/15/2027	$193,156
				10,019,144
Electrical Components & Equipment - 0.01%
175,000	Energizer Holdings, Inc.(f)	4.75%	06/15/2028	139,144

Electronics - 0.04%
435,000	Arrow Electronics, Inc.	3.88%	01/12/2028	414,289
295,000	Vontier Corp.	2.40%	04/01/2028	248,754
				663,043
Engineering & Construction - 0.01%
265,000	Artera Services LLC(f)	9.03%	12/04/2025	214,239

Entertainment - 0.16%
260,000	Boyne USA, Inc.(f)	4.75%	05/15/2029	225,553
265,000	Cedar Fair LP	5.25%	07/15/2029	234,073
135,000	Lions Gate Capital Holdings LLC(f)	5.50%	04/15/2029	105,693
235,000	Live Nation Entertainment, Inc.(f)	4.75%	10/15/2027	209,035
515,000	Magallanes, Inc.(f)	3.76%	03/15/2027	483,506
270,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(f)	4.88%	05/01/2029	220,491
600,000	Premier Entertainment Sub LLC(f)	5.63%	09/01/2029	428,088
455,000	Premier Entertainment Sub LLC(f)	5.88%	09/01/2031	316,406
265,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(f)	6.63%	03/01/2030	225,666
135,000	Scientific Games International, Inc.(f)	7.25%	11/15/2029	126,791
				2,575,302
Environmental Control - 0.01%
180,000	Madison IAQ LLC(f)	4.13%	06/30/2028	148,938

Food - 0.16%
160,000	Performance Food Group, Inc.(f)	5.50%	10/15/2027	148,400
140,000	Performance Food Group, Inc.(f)	4.25%	08/01/2029	117,177
180,000	Post Holdings, Inc.(f)	4.63%	04/15/2030	152,183
869,000	Smithfield Foods, Inc.(f)	4.25%	02/01/2027	837,833
65,000	Smithfield Foods, Inc.(f)	3.00%	10/15/2030	53,961
810,000	Sysco Corp.	3.30%	02/15/2050	605,784
70,000	Sysco Corp.	3.15%	12/14/2051	50,210
270,000	United Natural Foods, Inc.(f)	6.75%	10/15/2028	252,704
295,000	US Foods, Inc.(f)	4.63%	06/01/2030	249,088
				2,467,340
Food Service - 0.03%
585,000	TKC Holdings, Inc.(f)	10.50%	05/15/2029	479,525

Healthcare-Products - 0.07%
300,000	Medline Borrower LP(f)	5.25%	10/01/2029	247,326
880,000	Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	834,673
				1,081,999
Healthcare-Services - 0.27%
785,000	Centene Corp.	2.50%	03/01/2031	625,551
155,000	CHS/Community Health Systems, Inc.(f)	6.00%	01/15/2029	128,630
705,000	CHS/Community Health Systems, Inc.(f)	6.88%	04/15/2029	456,777
355,000	Elevance Health, Inc.	2.38%	01/15/2025	342,191
135,000	Elevance Health, Inc.	4.55%	05/15/2052	127,293
455,000	HCA, Inc.	4.13%	06/15/2029	415,298

Principal Amount/Description		Rate	Maturity	Value
$320,000	Health Care Service Corp. A Mutual Legal Reserve Co.(f)	3.20%	06/01/2050	$241,302
85,000	Legacy LifePoint Health LLC(f)	6.75%	04/15/2025	82,286
205,000	Legacy LifePoint Health LLC(f)	4.38%	02/15/2027	175,914
75,000	ModivCare Escrow Issuer, Inc.(f)	5.00%	10/01/2029	60,685
915,000	Radiology Partners, Inc.(f)	9.25%	02/01/2028	688,519
305,000	RP Escrow Issuer LLC(f)	5.25%	12/15/2025	264,084
155,000	Select Medical Corp.(f)	6.25%	08/15/2026	144,999
190,000	Tenet Healthcare Corp.(f)	6.13%	10/01/2028	163,185
165,000	Tenet Healthcare Corp.(f)	6.13%	06/15/2030	152,717
190,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	193,034
				4,262,465
Housewares - 0.04%
945,000	SWF Escrow Issuer Corp.(f)	6.50%	10/01/2029	636,859

Insurance - 0.23%
130,000	Alliant Holdings Intermediate LLC(f)	6.75%	10/15/2027	115,702
230,000	AmWINS Group, Inc.(f)	4.88%	06/30/2029	188,642
955,000	Athene Global Funding(e)(f)	SOFRINDX + 0.56%	08/19/2024	926,734
330,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	238,050
180,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	154,426
150,000	Brighthouse Financial Global Funding(f)	1.00%	04/12/2024	141,711
260,000	Brighthouse Financial Global Funding(f)	2.00%	06/28/2028	224,635
160,000	GTCR AP Finance, Inc.(f)	8.00%	05/15/2027	149,990
435,000	Massachusetts Mutual Life Insurance Co.(f)	3.20%	12/01/2061	298,288
460,000	Prudential Financial, Inc.	3.91%	12/07/2047	397,570
775,000	Willis North America, Inc.	4.50%	09/15/2028	744,722
				3,580,470
Internet - 0.13%
1,490,000	Endurance International Group Holdings, Inc.(f)	6.00%	02/15/2029	1,077,525
235,000	Expedia Group, Inc.	5.00%	02/15/2026	235,260
460,000	Expedia Group, Inc.	3.80%	02/15/2028	419,673
215,000	Expedia Group, Inc.	2.95%	03/15/2031	171,235
135,000	Uber Technologies, Inc.(f)	4.50%	08/15/2029	111,291
				2,014,984
Investment Companies - 0.53%
430,000	Ares Capital Corp.	2.15%	07/15/2026	360,928
105,000	Ares Capital Corp.	2.88%	06/15/2028	83,280
240,000	Blackstone Private Credit Fund(f)	2.63%	12/15/2026	201,261
470,000	Blackstone Secured Lending Fund(f)	2.85%	09/30/2028	379,485
5,000,000	Business Development Corp. of America(f)	5.38%	05/30/2023	4,955,366
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	159,839
435,000	Owl Rock Capital Corp.	2.63%	01/15/2027	364,814
2,000,000	OWL Rock Core Income Corp.(f)	4.70%	02/08/2027	1,826,023
				8,330,996
Leisure Time - 0.06%
135,000	Carnival Corp.(f)	7.63%	03/01/2026	104,878
685,000	Carnival Corp.(f)	5.75%	03/01/2027	497,111
140,000	NCL Corp., Ltd.(f)	5.88%	02/15/2027	119,963

Principal Amount/Description		Rate	Maturity	Value
$340,000	Viking Cruises, Ltd.(f)	5.88%	09/15/2027	$254,471
				976,423
Lodging - 0.06%
520,000	Marriott International, Inc.	3.13%	06/15/2026	496,874
585,000	Marriott International, Inc.	2.75%	10/15/2033	460,788
				957,662
Machinery-Diversified - 0.03%
580,000	Flowserve Corp.	2.80%	01/15/2032	457,531

Media - 0.24%
135,000	CCO Holdings LLC(f)	4.25%	01/15/2034	104,757
140,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.75%	02/01/2032	114,982
970,000	Cengage Learning, Inc.(f)	9.50%	06/15/2024	898,637
395,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	396,452
495,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.50%	03/01/2042	344,289
260,000	Comcast Corp.	3.95%	10/15/2025	261,393
510,000	Comcast Corp.	3.40%	04/01/2030	478,980
120,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(f)	5.88%	08/15/2027	102,757
145,000	DISH DBS Corp.(f)	5.75%	12/01/2028	107,631
105,000	DISH DBS Corp.	5.13%	06/01/2029	64,134
130,000	GCI LLC(f)	4.75%	10/15/2028	112,825
740,000	McGraw-Hill Education, Inc.(f)	5.75%	08/01/2028	635,064
85,000	News Corp.(f)	5.13%	02/15/2032	75,429
190,000	Scripps Escrow, Inc.(f)	5.88%	07/15/2027	166,580
				3,863,910
Mining - 0.11%
220,000	Arconic Corp.(f)	6.13%	02/15/2028	205,888
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	46,767
300,000	Freeport-McMoRan, Inc.	4.63%	08/01/2030	278,847
480,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	445,094
500,000	Glencore Funding LLC(f)	1.63%	04/27/2026	442,931
365,000	Glencore Funding LLC(f)	3.38%	09/23/2051	249,588
				1,669,115
Miscellaneous Manufactur - 0.02%
240,000	Parker-Hannifin Corp.	4.25%	09/15/2027	238,508

Oil & Gas - 0.41%
360,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	258,190
475,000	BP Capital Markets America, Inc.	3.00%	03/17/2052	343,226
905,000	Brooklyn Union Gas Co.(f)	4.49%	03/04/2049	770,510
165,000	Callon Petroleum Co.(f)	7.50%	06/15/2030	152,077
165,000	Chesapeake Energy Corp.(f)	5.88%	02/01/2029	155,908
170,000	CNX Resources Corp.(f)	6.00%	01/15/2029	159,122
420,000	Continental Resources, Inc.(f)	2.27%	11/15/2026	373,147
95,000	East Ohio Gas Co.(f)	3.00%	06/15/2050	68,778
450,000	Exxon Mobil Corp.	4.23%	03/19/2040	426,144
260,000	Halliburton Co.	2.92%	03/01/2030	229,875
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	6.25%	11/01/2028	132,212
155,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	5.75%	02/01/2029	136,383

Principal Amount/Description		Rate	Maturity	Value
$250,000	Kosmos Energy, Ltd.(d)	7.50%	03/01/2028	$207,633
385,000	Marathon Petroleum Corp.	5.13%	12/15/2026	394,579
750,000	NiSource, Inc.	3.60%	05/01/2030	687,876
115,000	Occidental Petroleum Corp.	6.63%	09/01/2030	118,659
130,000	Occidental Petroleum Corp.	6.13%	01/01/2031	132,031
95,000	Occidental Petroleum Corp.	6.45%	09/15/2036	97,605
170,000	Pioneer Natural Resources Co.	1.90%	08/15/2030	139,010
700,000	SierraCol Energy Andina LLC(f)	6.00%	06/15/2028	512,053
300,000	SierraCol Energy Andina LLC(d)	6.00%	06/15/2028	219,452
140,000	Southwestern Energy Co.	5.38%	02/01/2029	130,126
160,000	Southwestern Energy Co.	4.75%	02/01/2032	137,110
110,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	105,067
215,000	Sunoco LP / Sunoco Finance Corp.	4.50%	05/15/2029	177,637
61,000	Transocean, Inc.(f)	11.50%	01/30/2027	57,336
220,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	195,557
				6,517,303
Oil & Gas Services - 0.01%
150,000	Weatherford International, Ltd.(f)	6.50%	09/15/2028	134,893

Packaging & Containers - 0.09%
325,000	Berry Global, Inc.	1.65%	01/15/2027	284,749
195,000	Clydesdale Acquisition Holdings, Inc.(f)	6.63%	04/15/2029	183,508
926,000	WRKCo, Inc.	3.75%	03/15/2025	918,645
				1,386,902
Pharmaceuticals - 0.14%
935,000	AbbVie, Inc.	4.70%	05/14/2045	882,139
260,000	AdaptHealth LLC(f)	5.13%	03/01/2030	219,499
100,000	Bausch Health Cos., Inc.(f)	6.13%	02/01/2027	85,180
90,000	Bausch Health Cos., Inc.(f)	6.25%	02/15/2029	48,150
455,000	CVS Health Corp.	5.05%	03/25/2048	436,203
200,000	Owens & Minor, Inc.(f)	6.63%	04/01/2030	182,942
315,000	Viatris, Inc.	1.65%	06/22/2025	285,477
				2,139,590
Pipelines - 0.42%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(f)	5.75%	03/01/2027	68,013
495,000	Energy Transfer LP	4.75%	01/15/2026	493,771
1,000,000	Energy Transfer LP	3.90%	07/15/2026	962,298
290,000	Energy Transfer LP	4.40%	03/15/2027	281,177
525,000	Energy Transfer LP	5.00%	05/15/2044	439,307
220,000	EQM Midstream Partners LP(f)	4.75%	01/15/2031	176,080
320,000	Hess Midstream Operations LP(f)	5.13%	06/15/2028	287,808
275,000	Hess Midstream Operations LP(f)	4.25%	02/15/2030	230,821
738,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	795,973
1,925,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(f)	7.50%	02/01/2026	1,739,286
205,000	NGPL PipeCo LLC(f)	3.25%	07/15/2031	171,026
270,000	NuStar Logistics LP	6.38%	10/01/2030	235,018
255,000	ONEOK, Inc.	3.40%	09/01/2029	225,358
345,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	346,538
270,000	Williams Cos., Inc.	3.50%	10/15/2051	201,470
				6,653,944
Real Estate - 0.01%
110,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	5.75%	01/15/2029	83,600

Principal Amount/Description		Rate	Maturity	Value
$145,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	5.25%	04/15/2030	$107,685
				191,285
REITS - 0.35%
165,000	Agree LP	2.60%	06/15/2033	130,958
370,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	249,479
280,000	Corporate Office Properties LP	2.90%	12/01/2033	217,321
800,000	Crown Castle International Corp.	3.70%	06/15/2026	772,896
515,000	Crown Castle International Corp.	3.65%	09/01/2027	488,201
680,000	Crown Castle International Corp.	3.30%	07/01/2030	600,380
565,000	Equinix, Inc.	1.80%	07/15/2027	490,752
1,000,000	Equinix, Inc.	2.15%	07/15/2030	809,936
545,000	Host Hotels & Resorts LP	2.90%	12/15/2031	433,339
390,000	Invitation Homes Operating Partnership LP	2.70%	01/15/2034	300,638
250,000	Iron Mountain, Inc.(f)	4.50%	02/15/2031	205,000
80,000	Office Properties Income Trust	2.65%	06/15/2026	68,084
435,000	Office Properties Income Trust	2.40%	02/01/2027	355,802
140,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(f)	4.88%	05/15/2029	120,442
90,000	Sabra Health Care LP	3.20%	12/01/2031	71,525
210,000	Vornado Realty LP	2.15%	06/01/2026	187,361
				5,502,114
Retail - 0.30%
480,000	AutoNation, Inc.	3.85%	03/01/2032	414,168
900,000	Dick's Sporting Goods, Inc.	3.15%	01/15/2032	712,086
240,000	Dick's Sporting Goods, Inc.	4.10%	01/15/2052	159,879
800,000	Dollar Tree, Inc.	4.00%	05/15/2025	795,729
90,000	Dollar Tree, Inc.	3.38%	12/01/2051	64,074
120,000	Ferrellgas LP / Ferrellgas Finance Corp.(f)	5.38%	04/01/2026	104,364
240,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(f)	6.75%	01/15/2030	184,891
480,000	McDonald's Corp.	4.45%	03/01/2047	445,924
150,000	Michaels Cos., Inc.(f)	5.25%	05/01/2028	118,198
190,000	Park River Holdings, Inc.(f)	5.63%	02/01/2029	118,679
945,000	PetSmart, Inc. / PetSmart Finance Corp.(f)	7.75%	02/15/2029	853,103
290,000	Sonic Automotive, Inc.(f)	4.63%	11/15/2029	225,085
190,000	SRS Distribution, Inc.(f)	4.63%	07/01/2028	166,552
115,000	Staples, Inc.(f)	7.50%	04/15/2026	95,669
255,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(f)	5.00%	06/01/2031	217,252
145,000	Victoria's Secret & Co.(f)	4.63%	07/15/2029	109,458
				4,785,111
Semiconductors - 0.09%
829,000	Broadcom, Inc.(f)	3.42%	04/15/2033	686,428
770,000	Marvell Technology, Inc.	4.20%	06/22/2023	769,131
				1,455,559
Software - 0.18%
1,550,000	Castle US Holding Corp.(f)	9.50%	02/15/2028	1,325,689
140,000	Clarivate Science Holdings Corp.(f)	4.88%	07/01/2029	115,362
225,217	CWT Travel Group, Inc.(f)	8.50%	11/19/2026	203,540
200,000	Minerva Merger Sub, Inc.(f)	6.50%	02/15/2030	166,909
735,000	Oracle Corp.	3.85%	04/01/2060	505,299

Principal Amount/Description		Rate	Maturity	Value
$525,000	VMware, Inc.	2.20%	08/15/2031	$413,948
195,000	Workday, Inc.	3.70%	04/01/2029	182,590
				2,913,337
Telecommunications - 0.40%
500,000	AT&T, Inc.	4.30%	02/15/2030	488,349
275,000	AT&T, Inc.	2.75%	06/01/2031	237,734
1,245,000	AT&T, Inc.	3.50%	09/15/2053	945,808
500,000	AT&T, Inc.	3.55%	09/15/2055	375,452
175,000	CommScope, Inc.(f)	4.75%	09/01/2029	141,662
1,675,000	Embarq Corp Eq	8.00%	06/01/2036	1,261,585
45,000	Frontier Communications Holdings LLC(f)	5.88%	10/15/2027	40,577
85,000	Frontier Communications Holdings LLC(f)	5.00%	05/01/2028	72,442
150,000	Frontier Communications Holdings LLC(f)	6.00%	01/15/2030	115,834
160,000	Lumen Technologies, Inc.(f)	5.13%	12/15/2026	135,008
510,000	T-Mobile USA, Inc.	2.25%	02/15/2026	459,894
125,000	T-Mobile USA, Inc.	3.38%	04/15/2029	109,738
25,000	T-Mobile USA, Inc.(f)	3.38%	04/15/2029	21,948
1,000,000	T-Mobile USA, Inc.	3.88%	04/15/2030	934,194
475,000	T-Mobile USA, Inc.(f)	3.40%	10/15/2052	351,843
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	455,120
145,000	Verizon Communications, Inc.	3.88%	03/01/2052	121,843
				6,269,031
Transportation - 0.11%
1,030,000	CSX Corp.	3.80%	11/01/2046	875,143
355,000	FedEx Corp.	4.75%	11/15/2045	326,117
500,000	Union Pacific Corp.	3.70%	03/01/2029	486,172
				1,687,432
Trucking & Leasing - 0.03%
450,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(f)	4.20%	04/01/2027	439,299

TOTAL U.S. CORPORATE BONDS
(Cost $140,359,593)				119,700,938

CONVERTIBLE CORPORATE BONDS - 0.00%(i)
95,548	Digicel Group Holdings, Ltd.(a)(f)(g)	5.09% (7.00%)	12/31/2049	$44,669

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $20,041)				44,669

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.78%
400,000	Brazilian Government International Bond	3.75%	09/12/2031	$326,622
400,000	Brazilian Government International Bond	5.63%	02/21/2047	309,118
1,150,000	Brazilian Government International Bond	4.75%	01/14/2050	782,611
200,000	Chile Government International Bond	2.55%	01/27/2032	170,292
300,000	Chile Government International Bond	3.50%	01/25/2050	230,286
500,000	Chile Government International Bond	3.10%	01/22/2061	339,296

Principal Amount/Description		Rate	Maturity	Value
$600,000	Colombia Government International Bond	3.25%	04/22/2032	$435,052
200,000	Colombia Government International Bond	4.13%	02/22/2042	124,765
1,100,000	Colombia Government International Bond	5.00%	06/15/2045	739,255
300,000	Colombia Government International Bond	5.20%	05/15/2049	204,240
600,000	Colombia Government International Bond	4.13%	05/15/2051	360,865
500,000	Dominican Republic International Bond(f)	6.00%	02/22/2033	417,780
600,000	Dominican Republic International Bond(f)	6.40%	06/05/2049	449,720
250,000	Dominican Republic International Bond(d)	5.88%	01/30/2060	171,691
200,000	Indonesia Government International Bond	2.15%	07/28/2031	164,782
500,000	Indonesia Government International Bond	3.70%	10/30/2049	403,735
400,000	Instituto Costarricense de Electricidad(d)	6.38%	05/15/2043	296,154
200,000	Korea Development Bank	1.63%	01/19/2031	170,179
250,000	Korea Development Bank	2.00%	10/25/2031	213,852
1,360,000	Mexico Government International Bond	3.75%	01/11/2028	1,305,223
500,000	Mexico Government International Bond	2.66%	05/24/2031	412,739
750,000	Mexico Government International Bond	4.28%	08/14/2041	594,626
500,000	Mexico Government International Bond	4.40%	02/12/2052	377,641
600,000	Panama Government International Bond	2.25%	09/29/2032	469,294
500,000	Panama Government International Bond	3.87%	07/23/2060	354,917
350,000	Philippine Government International Bond	1.65%	06/10/2031	281,720
550,000	Philippine Government International Bond	3.70%	03/01/2041	458,727
200,000	Philippine Government International Bond	3.70%	02/02/2042	165,645
200,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	171,344
900,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	616,815
300,000	Saudi Government International Bond(d)	2.25%	02/02/2033	249,975
360,000	U.S Treasury Bill(h)	0.00%	04/20/2023	352,583
800,000	Ukraine Government International Bond(d)	7.25%	03/15/2033	201,002

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $16,176,136)				12,322,546

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 2.31%(e)
Cayman Islands - 0.06%
$1,022,038	Grab Holdings, Inc., First Lien - Initial Term Loan	3M US L + 4.50%, 1.00% Floor	01/29/2026	$937,720

India - 0.02%
438,900	Ola Singapore/OLA Netherlands 12/21 TL, First Lien - Initial Term Loan	1M US L + 6.25%	12/03/2026	375,992

Ireland - 0.02%
368,968	ION Trading Finance, Ltd., First Lien - Initial Dollar (2021) Term Loan	3M US L + 4.75%	04/01/2028	341,412

Luxembourg - 0.15%
2,262,880	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M US L + 8.75%, 1.00% Floor	02/28/2025	2,244,494
213,349	Travelport Finance S.a r.l., First Lien - 2021 Consented Term Loan	3M US L + 6.75%	05/29/2026	166,613
				2,411,107
Netherlands - 0.04%
1,232,327	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan	3M US L + 3.50%, 1.00% Floor	06/30/2024	551,023
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	3M US L + 3.00%	06/28/2024	3,728
75,315	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	3M US L + 1.00%	06/30/2025	38,631
				593,382
Singapore - 0.07%
1,220,380	LLPL Capital Pte, Ltd.(d)	6.88%	02/04/2039	1,137,638

United Arab Emirates - 0.04%
786,105	Gulf Finance, LLC TL 1L	1M US L + 6.75%	08/25/2026	587,126

United States - 1.91%
322,561	Aegion Corp., First Lien - Initial Term Loan	3M US L + 4.75%, 0.75% Floor	05/17/2028	295,949
1,241,077	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	1,106,110
920,000	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 6.25%	10/08/2028	872,160
1,975,000	Applied Systems, Inc., Second Lien - 2021 Term Loan	3M US L + 5.50%, 0.75% Floor	09/19/2025	1,916,984
1,715,700	Astra Acquisition Corp., First Lien - Initial Term Loan	3M US L + 5.25%	10/22/2028	1,499,805
1,990,000	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.875%	10/22/2029	1,850,700
295,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M US L + 5.25%	01/31/2028	253,331
1,538,375	Atlas Purchaser, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	05/18/2028	1,276,851
1,565,000	Aveanna Healthcare LLC, Second Lien - Initial Term Loan	3M US L + 7.50%, 0.50% Floor	12/10/2029	1,400,675
200,000	Blackhawk Network Holdings, Inc., Second Lien	1M US L + 7.00%	06/15/2026	196,166

Principal Amount/Description		Rate	Maturity	Value
$729,465	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/2026	$660,166
2,350,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M US L + 7.50%, 0.75% Floor	02/12/2029	2,279,500
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	1M US L + 7.00%	02/19/2029	846,175
760,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M US L + 6.75%, 0.75% Floor	03/30/2029	737,200
443,367	Edgewater Generation LLC, First Lien	1M US L + 3.75%	12/13/2025	379,689
1,703,098	Envision Healthcare Corp., First Lien - Initial Term Loan	1M US L + 3.75%	10/10/2025	579,479
1,607,885	Envision Healthcare Corp., First Lien - Series 2020 New Term Loan	1M US L + 3.75%, 1.00% Floor	10/10/2025	552,035
640,908	Gainwell Acquisition Corp., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	10/01/2027	607,863
700,310	Intelsat Jackson Holdings S.A.TLB 1L	3M US L + 4.00%	01/26/2029	644,159
400,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan	1M US L + 7.25%, 0.75% Floor	08/18/2027	366,000
435,000	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	8.00%	03/29/2029	401,070
826,007	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 4.75%	03/27/2026	784,017
484,909	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	438,464
705,000	Misys, Ltd., Second Lien - Dollar Term Loan	3M US L + 7.25%, 1.00% Floor	06/13/2025	611,337
1,018,391	Riverbed Technology, Inc., First Lien - Initial Term Loan	4M US L + 8.00%	12/06/2026	610,719
332,037	Sweetwater Borrower, LLC, First Lien - Initial Term Loan	1M US L + 4.25%	08/03/2028	286,382
966,936	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	864,078
592,025	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 5.50%	11/05/2026	506,181
680,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/04/2028	670,990
1,748,941	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan	1M US L + 4.00%	01/25/2024	1,568,582
1,410,000	UKG, Inc. TL 2L	3M US L + 5.25%	05/03/2027	1,312,005
1,723,190	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan	3M US L + 3.50%, 1.00% Floor	10/28/2024	1,638,108
686,550	Viad Corp, First Lien - Initial Term Loan	3M US L + 5.00%, 0.50% Floor	07/30/2028	648,790
1,561,583	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	3M US L + 5.75%, 1.00% Floor	06/22/2026	1,480,771
				30,142,491

TOTAL BANK LOANS
(Cost $41,060,603)				36,526,868

COLLATERALIZED LOAN OBLIGATIONS - 3.84%
	AIMCO CLO
500,000	Series 2018-AA(e)(f)	3M US L + 2.55%	04/17/2031	$458,011

Principal Amount/Description		Rate	Maturity	Value
	AIMCO CLO 10, Ltd.
$1,000,000	Series 2021-10A(e)(f)	3M US L + 2.90%	07/22/2032	$931,388
	Apidos CLO XII
500,000	Series 2018-12A(e)(f)	3M US L + 2.60%	04/15/2031	441,187
	Apidos CLO XX
500,000	Series 2018-20A(e)(f)	3M US L + 2.95%	07/16/2031	465,233
	Apidos CLO XXIV
1,000,000	Series 2018-24A(e)(f)	3M US L + 5.80%	10/20/2030	857,779
	Babson CLO, Ltd.
500,000	Series 2018-IA(e)(f)	3M US L + 2.60%	01/20/2031	443,720
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 6.50%	07/25/2034	457,918
1,000,000	Series 2021-2A(e)(f)	3M US L + 3.10%	07/25/2034	942,274
	Bain Capital Credit CLO 2021-2, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 3.15%	07/16/2034	467,363
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(e)(f)	3M US SOFR + 7.35%	07/17/2035	931,510
	Barings CLO, Ltd.
500,000	Series 2017-1A(e)(f)	3M US L + 3.60%	07/18/2029	485,892
500,000	Series 2018-4A(e)(f)	3M US L + 5.82%	10/15/2030	413,416
	Barings CLO, Ltd. 2018-III
1,295,000	Series 2018-3A(e)(f)	3M US L + 5.75%	07/20/2029	1,098,078
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(e)(f)	3M US L + 6.86%	04/15/2036	1,339,102
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(e)(f)	3M US L + 3.41%	04/15/2036	465,455
	Barings CLO, Ltd. 2021-II
500,000	Series 2021-2A(e)(f)	3M US L + 3.15%	07/15/2034	467,897
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(e)(f)	3M US SOFR + 6.50%	01/17/2035	446,039
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(e)(f)	3M US L + 2.60%	04/20/2031	438,616
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(e)(f)	3M US L + 3.00%	10/20/2030	879,639
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(e)(f)	3M US L + 3.15%	10/15/2031	450,719
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 3.00%	07/15/2030	481,242
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 7.09%	04/15/2032	444,965
	Canyon Capital CLO 2021-2, Ltd.
1,250,000	Series 2021-2A(e)(f)	3M US L + 3.35%	04/15/2034	1,165,625
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 2.75%	01/30/2031	904,056
1,500,000	Series 2018-1A(e)(f)	3M US L + 5.50%	01/30/2031	1,218,191
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	07/15/2031	828,329
500,000	Series 2018-1A(e)(f)	3M US L + 2.80%	07/15/2031	465,681
500,000	Series 2018-1RA(e)(f)	3M US L + 3.00%	07/15/2030	477,776
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 3.05%	07/15/2034	929,324
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(e)(f)	3M US L + 6.30%	10/15/2034	858,071
	Canyon CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	07/15/2031	446,048

Principal Amount/Description		Rate	Maturity	Value
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
$1,000,000	Series 2021-3A(e)(f)	3M US L + 3.30%	07/20/2034	$951,900
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(e)(f)	3M US L + 5.35%	05/15/2031	808,213
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(e)(f)	3M US L + 6.70%	01/25/2035	1,821,114
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.00%	04/15/2034	425,426
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.00%	04/15/2030	454,293
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.80%	04/15/2030	889,205
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.60%	04/17/2030	441,873
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(e)(f)	3M US L + 1.90%	04/20/2031	470,671
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(e)(f)	3M US L + 2.55%	05/15/2031	437,127
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(e)(f)	3M US L + 3.00%	07/15/2031	919,081
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 2.94%	07/20/2034	461,115
500,000	Series 2021-2A(e)(f)	3M US L + 5.94%	07/20/2034	429,441
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	07/15/2030	462,976
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.40%	07/15/2030	885,207
	Galaxy XIX CLO, Ltd.
1,300,000	Series 2017-19A(e)(f)	3M US L + 6.53%	07/24/2030	1,124,626
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(e)(f)	3M US L + 6.40%	10/15/2030	903,205
	Goldentree Loan Management US CLO, Ltd.
1,000,000	Series 2018-3A(e)(f)	3M US L + 2.85%	04/20/2030	941,640
	Milos CLO, Ltd.
500,000	Series 2020-1A(e)(f)	3M US L + 6.15%	10/20/2030	434,231
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.05%	10/20/2030	465,705
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.50%	10/20/2030	890,121
	Neuberger Berman Loan Advisers CLO 37, Ltd.
500,000	Series 2021-37A(e)(f)	3M US L + 5.75%	07/20/2031	453,837
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(e)(f)	3M US L + 5.95%	07/16/2035	437,013
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(e)(f)	3M US L + 6.00%	10/16/2034	871,726
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.13%	07/20/2034	437,773
	PPM CLO 3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 3.20%	04/17/2034	891,421
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.25%	04/20/2034	442,197
	Sound Point CLO XXIII
500,000	Series 2021-2A(e)(f)	3M US L + 3.30%	07/15/2034	451,019
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(e)(f)	3M US L + 6.72%	10/25/2034	1,183,685
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 3.35%	07/20/2034	452,245

Principal Amount/Description		Rate	Maturity	Value
	Sound Point CLO XXVIII, Ltd.
$1,000,000	Series 2020-3A(e)(f)	3M US L + 6.90%	01/25/2032	$905,295
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(e)(f)	3M US L + 3.40%	10/25/2034	442,414
500,000	Series 2021-4A(e)(f)	3M US L + 6.70%	10/25/2034	430,193
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.60%	01/15/2030	440,871
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(e)(f)	3M US L + 2.65%	04/15/2028	1,453,215
	Thayer Park CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.25%	04/20/2034	445,046
	THL Credit Wind River 2017-1 CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 3.91%	04/18/2036	464,496
	THL Credit Wind River 2017-3 CLO, Ltd.
750,000	Series 2021-3A(e)(f)	3M US L + 3.88%	04/15/2035	705,089
500,000	Series 2021-3A(e)(f)	3M US L + 7.08%	04/15/2035	456,875
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(e)(f)	2.90% - 3M US L	07/15/2030	462,721
2,000,000	Series 2018-1A(e)(f)	5.50% - 3M US L	07/15/2030	1,747,025
1,000,000	Series 2018-1A(e)(f)	3M US L + 3.00%	07/18/2031	910,725
1,000,000	Series 2018-2A(e)(f)	3M US L + 5.75%	07/15/2030	869,241
1,000,000	Series 2018-3A(e)(f)	3M US L + 6.22%	10/22/2031	842,702
	Unity-Peace Park CLO, Ltd.
500,000	Series 2022-1A(e)(f)	3M US SOFR + 7.175%	04/20/2035	464,142
	Upland CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	04/20/2031	448,225
	VERDE CLO, Ltd.
1,000,000	Series 2021-1A(e)(f)	3M US L + 3.25%	04/15/2032	938,614
	VOYA CLO 2017-2
1,000,000	Series 2017-2A(e)(f)	3M US L + 6.02%	06/07/2030	846,558
	Voya CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.80%	04/18/2031	444,209
1,000,000	Series 2018-2A(e)(f)	3M US L + 2.75%	07/15/2031	876,012
1,000,000	Series 2018-2A(e)(f)	3M US L + 5.25%	07/15/2031	802,734
500,000	Series 2018-3A(e)(f)	3M US L + 6.20%	10/20/2031	418,765
500,000	Series 2018-4A(e)(f)	3M US L + 5.95%	07/14/2031	416,541
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	5.50% - 3M US L	07/20/2030	879,543
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(e)(f)	3M US L + 3.65%	07/20/2030	479,148
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(e)(f)	3M US L + 3.40%	10/22/2031	1,375,209
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 6.43%	07/20/2034	446,624

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $67,320,639)				60,750,862

EQUITY - LINKED NOTES - 0.00%(i)
263,093	Inverpamplona SA (h)(j)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 22.65%
	Aaset 2021-2 Trust
485,431	Series 2021-2A(f)	3.54%	12/15/2028	$418,217

Principal Amount/Description		Rate	Maturity	Value
	Aaset Trust
$401,569	Series 2019-2(f)	3.38%	10/16/2026	$312,090
	AASET, Ltd.
445,557	Series 2018-1A(f)	3.84%	09/16/2023	353,455
	ABFC Trust
2,783,308	Series 2007-WMC1(e)	1M US L + 1.25%	06/25/2037	2,113,952
	Adjustable Rate Mortgage Trust
2,254,687	Series 2005-10(e)	2.83%	01/25/2036	1,881,568
	Alen Mortgage Trust
1,107,000	Series 2021-ACEN(e)(f)	1M US L + 4.00%	04/15/2026	1,052,038
	Alternative Loan Trust
149,145	Series 2005-20CB	5.50%	07/25/2035	124,865
65,721	Series 2005-54CB	5.50%	11/25/2035	42,806
705,855	Series 2005-85CB(e)	1M US L + 1.10%	02/25/2036	587,271
149,065	Series 2005-85CB(e)	21.63% - 3.67 x 1M US L	02/25/2036	137,156
196,904	Series 2005-86CB	5.50%	02/25/2036	136,885
167,960	Series 2005-9CB(e)	1M US L + 0.50%	05/25/2035	151,638
298,297	Series 2005-9CB(e)(l)	5.05% - 1M US L	05/25/2035	13,451
1,066,632	Series 2006-15CB	6.50%	06/25/2036	615,916
114,029	Series 2006-30T1	6.25%	11/25/2036	92,633
103,498	Series 2006-32CB	5.50%	11/25/2036	67,028
225,758	Series 2006-36T2(e)	28.06% - 4.6 x 1M US L	12/25/2036	213,518
812,306	Series 2007-19	6.00%	08/25/2037	487,432
2,746,296	Series 2007-20	6.25%	08/25/2047	1,811,489
801,137	Series 2007-23CB(e)	1M US L + 0.50%	09/25/2037	376,832
764,952	Series 2007-23CB(e)(l)	6.50% - 1M US L	09/25/2037	169,595
	American Home Mortgage Investment Trust
157,985	Series 2007-A(f)(m)	6.60%	01/25/2037	33,333
	AMSR
5,100,000	Series 2020-SFR3(f)	4.99%	09/17/2025	4,833,525
5,000,000	Series 2021-SFR1(e)(f)	4.61%	06/17/2028	4,386,391
	AREIT Trust
1,265,000	Series 2019-CRE3(e)(f)	30D SOFR + 2.76%	09/16/2036	1,242,370
	Atlas Senior Loan Fund X, Ltd.
491,101	Series 2018-10A(e)(f)	3M US L + 1.09%	01/15/2031	483,850
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(e)(f)	1M US L + 3.40%	06/15/2035	1,196,992
	Atrium IX
500,000	Series 2017-9A(e)(f)	3M US L + 3.60%	05/28/2030	480,296
	Atrium XIII
1,000,000	Series 2017-13A(e)(f)	3M US L + 6.05%	11/21/2030	875,557
	Atrium XIV LLC
1,000,000	Series 2018-14A(e)(f)	3M US L + 5.65%	08/23/2030	896,436
	Atrium XV
1,000,000	Series 2018-15A(e)(f)	3M US L + 3.00%	01/23/2031	945,582
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(e)(f)	2.57%	03/15/2034	656,784
	Banc of America Commercial Mortgage Trust
600,000	Series 2015-UBS7(e)	4.49%	09/15/2025	573,297
	Banc of America Funding Trust
60,956	Series 2006-2	5.50%	03/25/2036	59,065
	BANK
200,000	Series 2017-BNK5(e)	4.35%	06/15/2027	184,874
10,291,000	Series 2018-BN12(e)(f)(l)	1.50%	05/15/2061	691,374
660,000	Series 2022-BNK39	3.18%	01/15/2032	587,449

Principal Amount/Description		Rate	Maturity	Value
$165,000	Series 2022-BNK39(f)	2.50%	01/15/2032	$105,279
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(e)(f)(l)	0.83%	04/15/2030	795,285
	BANK 2021-BNK37
381,000	Series 2021-BN37(e)	3.21%	11/15/2031	298,724
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,045,000	Series 2016-UB10(e)	5.01%	05/15/2026	999,853
	BBCMS Trust
3,000,000	Series 2018-CBM(e)(f)	1M US L + 3.55%	07/15/2037	2,848,399
	BCAP, LLC Trust
101,172	Series 2007-AA2(e)	7.50%	04/25/2037	65,922
65,655	Series 2007-AA2	6.00%	04/25/2037	37,698
4,960,332	Series 2010-RR6(e)(f)	4.60%	07/26/2036	2,946,103
	Bear Stearns ALT-A Trust
6,647,459	Series 2006-3(e)	2.83%	05/25/2036	5,369,894
804,360	Series 2006-6(e)	3.23%	11/25/2036	493,439
	Bear Stearns Asset-Backed Securities Trust
1,614,088	Series 2006-AC1(m)	6.25%	02/25/2036	959,768
	Bellemeade Real Estate, Ltd.
1,469,148	Series 2019-2A(e)(f)	1M US L + 1.45%	04/25/2029	1,467,152
	Benchmark Mortgage Trust
11,442,070	Series 2018-B2(e)(l)	0.54%	01/15/2028	184,796
600,000	Series 2018-B2(e)	4.33%	01/15/2028	547,086
21,903,957	Series 2018-B4(e)(l)	0.66%	06/15/2028	433,140
1,589,000	Series 2018-B4(e)(f)	2.95%	07/17/2051	1,222,337
954,000	Series 2020-B17(e)	3.37%	03/15/2030	803,529
522,000	Series 2020-B18(f)	4.14%	08/15/2025	452,611
1,510,000	Series 2021-B31(f)	2.25%	11/15/2031	895,989
592,000	Series 2022-B32(e)	3.53%	01/15/2032	536,312
	BF Mortgage Trust
705,000	Series 2019-NYT(e)(f)	1M US L + 3.00%	12/15/2035	637,989
	Blackbird Capital Aircraft
1,407,873	Series 2021-1A(f)	3.45%	07/15/2028	1,179,883
	BMO Mortgage Trust
7,951,000	Series 2022-C1(e)(f)(l)	1.89%	02/15/2032	1,067,915
	BX Commercial Mortgage Trust
829,000	Series 2021-21M(e)(f)	1M US L + 4.01%	10/15/2026	757,376
834,000	Series 2021-VOLT(e)(f)	1M US L + 2.40%	09/15/2023	778,871
	BX Trust
636,000	Series 2019-OC11(e)(f)	4.08%	12/09/2029	555,954
2,964,000	Series 2019-OC11(e)(f)	4.08%	12/06/2041	2,396,944
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(e)(f)	4.12%	04/15/2024	1,032,547
	Carbon Capital VI Commercial Mortgage Trust
359,976	Series 2019-FL2(e)(f)	1M US L + 2.85%	11/15/2021	351,713
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(f)	0.00%	01/10/2028	1,723,456
5,250	Series 2021-N2(f)	0.00%	03/10/2028	2,391,046
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(e)(f)	5.99%	10/25/2024	4,336,106
	Castlelake Aircraft Securitization Trust
3,328,884	Series 2018-1(f)	6.63%	06/15/2043	2,237,982
	Castlelake Aircraft Structured Trust
462,545	Series 2019-1A(f)	3.97%	04/15/2026	415,973

Principal Amount/Description		Rate	Maturity	Value
$2,750,000	Series 2019-1A (f)	0.00%	04/15/2039	$481,250
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(e)(f)	3M US L + 2.62%	01/20/2035	951,250
1,000,000	Series 2021-8A(e)(f)	3M US L + 3.42%	01/20/2035	960,618
	CD Mortgage Trust
750,000	Series 2017-CD4(e)	4.35%	04/10/2027	681,460
	Chase Mortgage Finance Trust
3,299,003	Series 2007-S2	6.00%	03/25/2037	1,943,183
343,116	Series 2007-S3	5.50%	05/25/2037	83,466
	CIFC Funding 2019-III, Ltd.
650,000	Series 2021-3A(e)(f)	3M US L + 6.80%	10/16/2034	596,544
	CIFC Funding 2022-III, Ltd.
500,000	Series 2022-3A(e)(f)	3M US SOFR + 3.75%	04/21/2035	481,566
	CIFC Funding, Ltd.
850,000	Series 2021-1A(e)(f)	3M US L + 6.00%	04/25/2033	762,067
500,000	Series 2021-4A(e)(f)	3M US L + 2.85%	07/15/2033	468,981
500,000	Series 2021-4A(e)(f)	3M US L + 5.95%	07/15/2033	445,106
2,500,000	Series 2021-5A(e)(f)	3M US L + 6.50%	07/15/2034	2,241,707
	Citicorp Mortgage Securities Trust
350,583	Series 2007-1	6.00%	01/25/2037	316,728
	Citigroup Commercial Mortgage Trust
3,316,241	Series 2014-GC25(e)(l)	0.96%	10/10/2047	56,772
866,000	Series 2015-GC27(e)(f)	4.42%	02/12/2048	776,876
400,000	Series 2015-GC31(e)	4.05%	06/10/2025	366,311
344,000	Series 2016-GC36(f)	2.85%	02/12/2049	226,803
464,000	Series 2017-C4(e)	4.10%	10/12/2027	430,859
225,000	Series 2019-GC41	3.20%	08/10/2029	195,210
1,000,000	Series 2019-SMRT(e)(f)	4.75%	01/10/2036	969,883
1,433,000	Series 2020-555(e)(f)	3.62%	12/12/2041	975,326
546,000	Series 2022-GC48(e)	4.58%	05/15/2032	561,244
	Citigroup Mortgage Loan Trust
648,976	Series 2006-WF1(m)	4.71%	03/25/2036	342,663
974,099	Series 2007-OPX1(m)	6.33%	01/25/2037	482,774
	CitiMortgage Alternative Loan Trust
353,534	Series 2007-A1	6.00%	01/25/2037	320,314
69,637	Series 2007-A1(e)(l)	5.40% - 1M US L	01/25/2037	6,161
50,694	Series 2007-A3(e)	6.00%	03/25/2037	46,973
116,664	Series 2007-A3(e)(l)	5.40% - 1M US L	03/25/2037	10,972
364,976	Series 2007-A6	5.50%	06/25/2037	300,713
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(f)	5.99%	12/28/2026	2,537,427
	COMM 2014-CCRE16 Mortgage Trust
1,100,000	Series 2014-CR16(e)	5.08%	04/10/2024	1,067,856
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(e)	4.70%	08/10/2024	234,171
8,396,129	Series 2014-UBS4(f)	3.75%	08/10/2024	1,089,538
11,000	Series 2014-UBS4(e)(f)	0.00%	08/10/2047	1
2,676,238	Series 2015-CR22(e)(l)	0.89%	03/10/2025	49,836
4,299,142	Series 2015-CR26(e)(l)	0.93%	09/10/2025	99,639
	CORE Mortgage Trust
432,000	Series 2019-CORE(e)(f)	1M US L + 1.90%	12/15/2031	402,937
432,000	Series 2019-CORE(e)(f)	1M US L + 2.35%	12/15/2031	398,825
	Countrywide Home Loan Mortgage Pass-Through Trust
1,283,206	Series 2005-HYB7(e)	2.78%	11/20/2035	1,162,525
25,305	Series 2005-J4	5.50%	11/25/2035	22,023

Principal Amount/Description		Rate	Maturity	Value
$1,254,588	Series 2006-18	6.00%	12/25/2036	$830,487
146,804	Series 2007-17	6.00%	10/25/2037	116,363
213,208	Series 2007-3	6.00%	04/25/2037	126,099
233,691	Series 2007-7	5.75%	06/25/2037	137,681
	Credit Suisse First Boston Mortgage Securities Corp.
48,125	Series 2005-10	5.50%	11/25/2035	39,786
42,893	Series 2005-8	5.50%	08/25/2025	38,168
4,002,841	Series 2005-9	6.00%	10/25/2035	1,478,084
	Credit Suisse Mortgage Capital Certificates
1,902,142	Series 2006-2	5.75%	03/25/2036	1,191,577
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	990,780
127,026	Series 2007-1(e)	5.90%	05/25/2037	37,016
	CSAIL Commercial Mortgage Trust
5,055,231	Series 2015-C1(e)(l)	0.96%	01/15/2025	79,975
490,000	Series 2016-C6(e)	5.09%	04/15/2026	459,008
1,362,000	Series 2016-C6(e)(f)	5.09%	01/15/2049	1,147,194
	CSMC
832,000	Series 2021-B33(e)(f)	3.77%	10/10/2031	691,645
	CSMC Mortgage-Backed Trust
144,558	Series 2006-1	6.00%	02/25/2036	56,683
20,824	Series 2006-4	5.50%	05/25/2021	15,271
793,217	Series 2006-5	6.25%	06/25/2036	215,133
67,807	Series 2006-9	6.00%	11/25/2036	49,063
4,930	Series 2007-2	5.00%	03/25/2037	4,170
467,732	Series 2007-3(e)	5.84%	04/25/2037	138,437
223,000	Series 2017-CHOP(e)(f)	1M US L + 3.30%	07/15/2032	209,629
	DataBank Issuer
636,000	Series 2021-1A(f)	2.65%	02/25/2026	566,327
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(e)	3.33%	05/12/2049	1,142,393
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
198,602	Series 2005-6(e)(l)	5.08% - 1M US L	12/25/2035	16,595
87,096	Series 2005-6(e)	1M US L + 1.40%	12/25/2035	67,103
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
120,064	Series 2006-PR1(e)(f)	12.12% - 1M US L	04/15/2036	112,498
	Diamond Infrastructure Funding LLC
1,000,000	Series 2021-1A(f)	2.36%	12/20/2026	861,374
2,000,000	Series 2021-1A(f)	3.48%	12/20/2026	1,707,903
	DOLP Trust
1,000,000	Series 2021-NYC(e)(f)	3.70%	05/10/2031	796,483
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(e)(f)	3M US L + 5.60%	07/15/2030	819,106
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(e)(f)	3M US L + 5.75%	08/15/2031	825,132
500,000	Series 2018-40A(e)(f)	3M US L + 3.10%	08/15/2031	465,297
	Dryden 42 Senior Loan Fund
500,000	Series 2018-42A(e)(f)	3M US L + 2.93%	07/15/2030	453,851
	Fannie Mae-Aces
24,893,448	Series 2019-M12(e)(l)	0.70%	06/25/2029	700,897
16,741,408	Series 2019-M24(e)(l)	1.15%	03/25/2031	1,210,432
40,891,555	Series 2019-M7(e)(l)	0.35%	04/25/2029	799,275
45,913,718	Series 2020-M10(e)(l)	0.82%	12/25/2027	1,450,814
47,878,015	Series 2020-M10(e)(l)	0.87%	07/25/2032	3,135,335
15,664,401	Series 2020-M13(e)(l)	1.30%	09/25/2030	1,087,709
43,371,749	Series 2021-M23(e)(l)	0.67%	11/01/2031	1,530,364

Principal Amount/Description		Rate	Maturity	Value
	First Horizon Alternative Mortgage Securities Trust
$501,004	Series 2005-FA6	5.50%	09/25/2035	$332,570
	First Horizon Mortgage Pass-Through Trust
629,595	Series 2007-AR3(e)	2.72%	11/25/2037	385,501
	FirstKey Homes
1,100,000	Series 2020-SFR1(f)	4.28%	08/19/2037	1,036,432
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(e)(f)	4.36%	07/25/2026	5,410,509
5,000,000	Series 2021-GT2(e)(f)	4.44%	10/25/2026	4,485,923
	Fontainebleau Miami Beach Trust
1,656,000	Series 2019-FBLU(e)(f)	3.96%	12/12/2036	1,454,133
	FREMF Mortgage Trust
890,367	Series 2015-KF07(e)(f)	1M US L + 4.95%	02/25/2025	889,801
1,000,094	Series 2016-KF19(e)(f)	1M US L + 5.50%	06/25/2023	1,000,031
887,222	Series 2016-KF25(e)(f)	1M US L + 5.00%	10/25/2023	886,939
2,014,886	Series 2018-KF56(e)(f)	1M US L + 5.80%	11/25/2028	1,984,218
1,988,080	Series 2019-KF71(e)(f)	1M US L + 6.00%	10/25/2029	1,990,738
	FRTKL
4,050,000	Series 2021-SFR1(f)	4.11%	09/17/2026	3,509,053
	GAIA Aviation, Ltd.
467,229	Series 2019-1(f)(m)	3.97%	12/15/2026	425,986
424,922	Series 2019-1(f)(m)	7.00%	12/15/2026	292,742
	Ginnie Mae Strip
7,417,843	Series 2020-3(l)	1.40%	09/16/2045	625,161
	Great Wolf Trust
3,084,000	Series 2019-WOLF(e)(f)	1M US L + 3.13%	12/15/2036	2,833,596
	GS Mortgage Securities Corp. II
1,111,000	Series 2021-ARDN(e)(f)	1M US L + 5.00%	11/15/2023	1,052,491
1,111,000	Series 2021-ARDN(e)(f)	1M US L + 5.9332%	11/15/2023	1,052,598
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(e)(f)	1M US L + 1.55%	07/15/2035	893,089
	GS Mortgage Securities Corportation Trust
691,000	Series 2021-IP(e)(f)	1M US L + 2.10%	10/15/2023	646,686
691,000	Series 2021-IP(e)(f)	1M US L + 3.55%	10/15/2023	643,400
	GS Mortgage Securities Trust
11,883	Series 2011-GC3(e)(f)(l)	0.29%	03/10/2044	0
360,255	Series 2011-GC5(e)(f)(l)	1.95%	08/10/2044	4
2,417,000	Series 2014-GC26(e)(f)	4.51%	11/10/2047	1,737,224
1,110,000	Series 2015-GC28(e)(f)	4.46%	02/10/2048	999,807
7,003,907	Series 2015-GS1(e)(l)	0.77%	11/10/2025	155,339
260,000	Series 2016-GS2(e)	3.76%	04/10/2026	242,349
1,954,000	Series 2018-TWR(e)(f)	1M US L + 3.92%	07/15/2031	1,749,208
636,000	Series 2020-GC45(e)	3.41%	12/13/2029	560,698
	GSAA Home Equity Trust
1,948,837	Series 2006-13(e)	6.04%	07/25/2036	709,219
462,711	Series 2006-18(m)	6.18%	11/25/2036	135,964
144,407	Series 2006-6(e)	5.69%	03/25/2036	49,055
831,806	Series 2007-2(m)	6.60%	03/25/2037	233,676
	GSCG Trust
675,000	Series 2019-600C(e)(f)	3.99%	09/06/2024	585,378
	Hardee's Funding LLC
960,000	Series 2018-1A(f)	5.71%	06/20/2028	929,975
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(e)(f)	1M US L + 2.75%	05/15/2038	1,288,260
	Hayfin Kingsland X, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 1.85%	04/28/2031	482,842

Principal Amount/Description		Rate	Maturity	Value
	Highbridge Loan Management 3-2014
$500,000	Series 2017-2014(e)(f)	3M US L + 3.60%	07/18/2029	$456,460
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(e)(f)	3M US L + 5.55%	01/28/2030	420,391
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(e)(f)	3M US L + 6.60%	10/20/2029	415,881
2,000,000	Series 2018-2015(e)(f)	3M US L + 5.10%	02/05/2031	1,680,303
500,000	Series 2018-2016(e)(f)	3M US L + 2.90%	07/20/2030	443,064
	Horizon Aircraft Finance III, Ltd.
905,536	Series 2019-2(f)	3.43%	11/15/2026	777,145
	HPLY Trust
541,580	Series 2019-HIT(e)(f)	1M US L + 3.15%	11/15/2021	499,636
1,079,280	Series 2019-HIT(e)(f)	1M US L + 3.90%	11/17/2036	1,018,220
	HSI Asset Securitization Corp. Trust
5,721,021	Series 2006-HE1(e)	1M US L + 0.28%	10/25/2036	2,091,622
1,339,064	Series 2007-NC1(e)	1M US L + 0.18%	04/25/2037	952,460
	IndyMac IMJA Mortgage Loan Trust
978,797	Series 2007-A1	6.00%	08/25/2037	458,437
	IndyMac IMSC Mortgage Loan Trust
4,647,733	Series 2007-F2	6.50%	07/25/2037	1,970,481
	Invitation Homes
994,857	Series 2018-SFR1(e)(f)	1M US L + 1.25%	03/17/2037	979,094
	ITE Rail Fund Levered LP
936,486	Series 2021-1A(f)	2.25%	02/28/2051	819,897
714,694	Series 2021-3A(f)	2.21%	06/28/2027	641,254
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(e)(f)	4.61%	07/05/2023	2,015,521
	JOL Air, Ltd.
791,185	Series 2019-1(f)	3.97%	04/15/2026	712,548
	JP Morgan Alternative Loan Trust
161,619	Series 2005-S1	6.00%	12/25/2035	127,661
33,464	Series 2006-S3(m)	6.62%	08/25/2036	32,250
	JP Morgan BB Commercial Mortgage Securities Trust
2,086,000	Series 2014-C23(e)(f)	3.36%	11/18/2048	1,632,922
4,278,312	Series 2015-C28(e)(l)	1.10%	03/15/2025	77,710
7,605,855	Series 2015-C30(e)(l)	0.58%	07/15/2025	87,614
3,080,661	Series 2015-C31(e)(l)	0.96%	08/15/2025	63,255
	JP Morgan Chase Commercial Mortgage Securities Trust
1,157,000	Series 2011-C3(e)(f)	5.71%	02/15/2046	417,798
590,564	Series 2012-C8(e)	1.91%	09/15/2022	23
1,010,000	Series 2018-WPT(e)(f)	5.54%	07/05/2023	976,247
704,000	Series 2019-MFP(e)(f)	1M US L + 3.00%	07/15/2036	649,584
235,000	Series 2019-UES(f)	4.34%	05/05/2032	226,172
1,135,000	Series 2019-UES(e)(f)	4.45%	05/05/2032	1,032,792
915,000	Series 2021-MHC(e)(f)	1M US L + 2.45%	04/15/2026	849,345
	JP Morgan Mortgage Acquisition Corp.
3,900,000	Series 2005-WMC1(e)	1M US L + 0.90%	09/25/2035	3,519,453
195,853	Series 2006-CH2(m)	5.46%	09/25/2029	132,955
	JP Morgan Mortgage Acquisition Trust
3,541,582	Series 2006-RM1(e)	1M US L + 0.48%	08/25/2036	1,779,243

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Mortgage Trust
$803,541	Series 2007-S3	6.00%	07/25/2037	$492,949
	JP Morgan Resecuritization Trust
554,543	Series 2011-1(e)(f)	6.00%	06/26/2037	480,588
	JPMBB Commercial Mortgage Securities Trust
17,638,954	Series 2014-C24(e)(l)	1.01%	09/17/2047	248,727
1,110,000	Series 2014-C26(e)(f)	4.02%	12/15/2024	991,951
519,000	Series 2015-C27(e)	4.44%	02/15/2025	485,874
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(e)	3.78%	07/15/2027	438,365
	Kestrel Aircraft Funding, Ltd.
477,146	Series 2018-1A(f)	4.25%	10/15/2025	434,428
	Laurel Road Prime Student Loan Trust
20,955,829	Series 2020-A(f)	0.00%	11/25/2050	1,768,462
	LCM 28, Ltd.
1,000,000	Series 2018-28A(e)(f)	3M US L + 5.75%	10/20/2030	823,831
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(e)(f)	3M US L + 5.60%	07/16/2031	401,990
	LCM XIV LP
1,000,000	Series 2018-14A(e)(f)	3M US L + 2.75%	07/20/2031	900,726
750,000	Series 2018-14A(e)(f)	3M US L + 5.50%	07/20/2031	611,359
	LCM XVII LP
1,000,000	Series 2018-17A(e)(f)	3M US L + 6.00%	10/15/2031	833,570
	LCM XX LP
1,000,000	Series 2018-20A(e)(f)	3M US L + 5.45%	10/20/2027	902,500
	Lehman Mortgage Trust
421,381	Series 2006-6	5.50%	10/25/2036	322,712
3,845,079	Series 2006-7(e)	1M US L + 0.25%	11/25/2036	260,130
3,845,079	Series 2006-7(e)(l)	7.75% - 1M US L	11/25/2036	520,901
1,164,891	Series 2006-8(e)	1M US L + 0.42%	12/25/2036	251,415
1,164,891	Series 2006-8(e)(l)	6.58% - 1M US L	12/25/2036	178,145
263,225	Series 2007-10	6.50%	01/25/2038	114,971
	LSTAR Commercial Mortgage Trust
1,150,000	Series 2017-5(e)(f)	4.83%	03/10/2027	970,020
	MACH 1 Cayman, Ltd.
1,044,153	Series 2019-1(f)	3.47%	08/15/2026	934,547
	Madison Park Funding LII, Ltd.
500,000	Series 2021-52A(e)(f)	3M US L + 3.15%	01/22/2035	471,271
	Madison Park Funding LVII, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	10/15/2031	884,023
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(e)(f)	3M US L + 2.95%	10/22/2030	942,666
1,000,000	Series 2018-14A(e)(f)	3M US L + 5.80%	10/22/2030	875,721
	Madison Park Funding XLV, Ltd.
1,000,000	Series 2021-45A(e)(f)	3M US L + 3.15%	07/15/2034	944,730
600,000	Series 2021-45A(e)(f)	3M US L + 6.35%	07/15/2034	533,016
	Madison Park Funding XXVI, Ltd.
500,000	Series 2017-26A(e)(f)	3M US L + 6.50%	07/29/2030	458,937
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(e)(f)	3M US L + 6.00%	07/17/2034	869,086
	Master Asset Backed Securities Trust
4,196,980	Series 2006-NC3(e)	1M US L + 0.21%	10/25/2036	2,337,471
	MBRT
1,406,000	Series 2019-MBR(e)(f)	1M US L + 3.15%	11/25/2021	1,304,312

Principal Amount/Description		Rate	Maturity	Value
	Med Trust
$258,000	Series 2021-MDLN(e)(f)	1M US L + 2.00%	11/15/2023	$246,440
1,100,000	Series 2021-MDLN(e)(f)	1M US L + 5.25%	11/15/2023	999,071
	Merrill Lynch Alternative Note Asset Trust
687,835	Series 2007-F1	6.00%	03/25/2037	91,067
	Merrill Lynch Mortgage Investors Trust
10,198,637	Series 2006-RM3(e)	1M US L + 0.48%	06/25/2037	2,452,673
	MFT Trust
2,010,000	Series 2020-ABC(e)(f)	3.48%	02/10/2030	1,485,206
	MHC Commercial Mortgage Trust
675,000	Series 2021-MHC(e)(f)	1M US L + 2.60%	04/15/2026	629,319
	MKT Mortgage Trust
250,000	Series 2020-525M(e)(f)	2.94%	02/12/2030	173,246
	Morgan Stanley Bank of America Merrill Lynch Trust
822,000	Series 2015-C21(e)	4.27%	02/15/2025	685,741
1,292,000	Series 2016-C31(e)(f)	3.00%	10/15/2026	947,464
1,100,000	Series 2017-C34(f)	2.70%	10/15/2027	809,928
	Morgan Stanley Capital I
858,000	Series 2017-HR2(e)	4.36%	12/15/2027	780,461
	Morgan Stanley Capital I Trust
1,236,261	Series 2016-UB11 XA(e)(l)	1.63%	08/15/2026	53,634
576,000	Series 2017-CLS(e)(f)	1M US L + 2.60%	11/15/2034	559,317
765,000	Series 2018-H4(f)	3.00%	12/15/2028	561,456
1,000,000	Series 2018-SUN(e)(f)	1M US L + 3.05%	07/15/2035	934,312
750,000	Series 2019-H7	4.13%	07/15/2029	669,928
826,000	Series 2021-L6(e)	3.58%	07/15/2031	677,083
10,249,000	Series 2021-L7(e)(f)(l)	1.04%	10/15/2031	747,941
	Morgan Stanley Mortgage Loan Trust
1,248,034	Series 2005-3AR(e)	2.75%	07/25/2035	1,098,209
2,502,054	Series 2006-11	6.00%	08/25/2036	1,824,915
655,664	Series 2006-7(e)	5.13%	06/25/2036	473,478
706,764	Series 2006-7	6.00%	06/25/2036	440,573
349,002	Series 2007-3XS(m)	5.70%	01/25/2047	150,538
	Morgan Stanley Re-REMIC Trust
49,652	Series 2011-R1(e)(f)	5.94%	02/26/2037	49,882
	Mosaic Solar Loan Trust
70,945	Series 2017-1A(f)	4.45%	06/20/2042	69,563
293,571	Series 2018-1A(f)	4.01%	08/20/2030	283,542
1,696,905	Series 2020-1A(f)	0.00%	04/20/2046	1,648,355
526,993	Series 2020-2A(f)	3.00%	06/20/2025	489,948
	MSCG Trust
1,631,000	Series 2018-SELF(e)(f)	1M US L + 3.05%	10/15/2037	1,549,913
	MVW 2021-1W LLC
883,105	Series 2021-1WA(f)	1.94%	01/22/2041	811,749
1,024,401	Series 2021-1WA(f)	3.17%	01/22/2041	939,242
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(f)	3.68%	11/17/2025	499,412
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,018,920	Series 2005-AP3(e)	5.32%	08/25/2035	578,112
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(e)(f)	3M US L + 6.80%	05/12/2031	1,327,500
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 8.09%	07/15/2030	837,978

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners 29, Ltd.
$500,000	Series 2020-1A(e)(f)	3M US L + 3.10%	01/24/2033	$447,056
2,000,000	Series 2020-1A(e)(f)	3M US L + 7.25%	01/24/2033	1,721,538
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(e)(f)	3M US L + 2.85%	07/25/2030	451,716
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 7.00%	01/20/2035	434,813
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 6.75%	07/15/2034	865,629
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(e)(f)	3M US L + 6.60%	07/15/2036	870,277
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(e)(f)	3M US L + 6.75%	01/15/2033	579,387
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.00%	07/17/2030	455,338
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	07/17/2030	823,828
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(e)(f)	3M US L + 7.00%	02/14/2031	900,016
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(e)(f)	3M US L + 1.90%	01/22/2030	909,241
500,000	Series 2018-1A(e)(f)	3M US L + 5.45%	01/22/2030	400,305
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.05%	10/20/2030	474,831
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 2.90%	07/02/2035	913,327
2,000,000	Series 2021-3A(e)(f)	3M US L + 6.25%	07/02/2035	1,769,164
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(e)(f)	3M US L + 6.25%	04/18/2033	1,797,779
	OHA Credit Funding 9, Ltd.
500,000	Series 2021-9A(e)(f)	3M US L + 2.94%	07/19/2035	462,651
	One Market Plaza Trust
688,000	Series 2017-1MKT(f)	4.14%	02/10/2032	639,117
	Pagaya AI Debt Selection Trust
2,500,000	Series 2020-3(f)	6.43%	05/17/2027	2,430,464
911,667	Series 2021-2(f)	3.00%	01/25/2029	864,316
2,000,000	Series 2021-5(f)	0.00%	08/15/2029	2,940,742
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW
5,000,000	Series 2005-WCW2(e)	1M US L + 0.98%	07/25/2035	4,280,861
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(e)	1M US L + 0.65%	12/25/2035	3,017,157
	PR Mortgage Loan Trust
7,524,613	Series 2014-1(e)(f)	5.88%	10/25/2049	7,099,057
	Prime Mortgage Trust
298	Series 2006-1	5.50%	06/25/2036	297
56,455	Series 2006-DR1(f)	5.50%	05/25/2035	49,909
	Primrose Funding LLC
975,000	Series 2019-1A(f)	4.48%	07/30/2026	924,817
	Progress Residential
2,500,000	Series 2021-SFR3(f)	4.75%	05/17/2026	2,227,253

Principal Amount/Description		Rate	Maturity	Value
	Progress Residential
$6,900,000	Series 2021-SFR8(f)	4.01%	10/17/2026	$5,984,447
	RBSGC Structured Trust
121,685	Series 2008-B(f)	6.00%	06/25/2037	108,769
	Residential Accredit Loans, Inc.
3,276,898	Series 2006-QA5(e)	1M US L + 0.22%	07/25/2036	1,583,625
1,429,004	Series 2006-QS10	6.50%	08/25/2036	1,301,510
343,144	Series 2006-QS6	6.00%	06/25/2036	296,632
848,689	Series 2006-QS7	6.00%	06/25/2036	733,789
44,617	Series 2006-QS7(e)	1M US L + 0.40%	06/25/2036	32,758
133,852	Series 2006-QS7(e)(l)	5.60% - 1M US L	06/25/2036	10,748
57,935	Series 2006-QS8(e)	1M US L + 0.45%	08/25/2036	42,460
173,805	Series 2006-QS8(e)(l)	5.55% - 1M US L	08/25/2036	18,503
5,342	Series 2007-QS6(e)	55.00% - 8.33 x 1M US L	04/25/2037	6,405
505,712	Series 2007-QS9	6.50%	07/25/2037	437,729
259,481	Series 2008-QR1	6.00%	08/25/2036	214,853
	Residential Asset Securitization Trust
398,165	Series 2006-A1	6.00%	04/25/2036	223,717
859,437	Series 2006-A2	6.00%	05/25/2036	440,438
897,478	Series 2006-A6	6.50%	07/25/2036	324,184
250,026	Series 2006-A8	6.00%	08/25/2036	182,859
149,757	Series 2006-A8	6.50%	08/25/2036	54,391
317,071	Series 2006-A8(e)(l)	5.90% - 1M US L	08/25/2036	45,794
1,331,871	Series 2007-A1	6.00%	03/25/2037	539,928
57,915	Series 2007-A6	6.00%	06/25/2037	38,603
2,528,181	Series 2007-A7	6.00%	07/25/2037	1,150,228
	Residential Funding Mortgage Securities I Trust
430,956	Series 2006-S3	5.50%	03/25/2036	368,429
87,635	Series 2006-S6	6.00%	07/25/2036	76,430
225,480	Series 2007-S3	6.00%	03/25/2037	174,676
122,834	Series 2007-S6	6.00%	06/25/2037	109,312
	RR 2, Ltd.
1,000,000	Series 2021-2A(e)(f)	3M US L + 5.80%	04/15/2036	864,432
	RR 6, Ltd.
1,000,000	Series 2021-6A(e)(f)	3M US L + 5.85%	04/15/2036	839,398
	Sapphire Aviation Finance I, Ltd.
2,144,720	Series 2018-1A(f)	5.93%	03/15/2025	1,528,754
	Sapphire Aviation Finance II, Ltd.
391,269	Series 2020-1A(f)	3.23%	03/15/2027	343,807
	Sequoia Mortgage Trust
1,003,081	Series 2007-3(e)	2.98%	07/20/2037	840,066
	SG Commercial Mortgage Securities Trust
1,854,000	Series 2016-C5	3.93%	06/10/2026	1,708,700
	Signal Rail I LLC
484,661	Series 2021-1(f)	2.23%	08/17/2051	428,803
	S-Jets, Ltd.
921,885	Series 2017-1(f)	3.97%	08/15/2025	815,516
	SLG Office Trust
1,100,000	Series 2021-OVA(f)	2.85%	07/15/2031	837,552
	SMB Private Education Loan Trust
269,691	Series 2018-B(e)(f)	1M US L + 0.72%	08/15/2027	264,247
968	Series 2021-A(f)	0.00%	01/15/2053	2,158,797
	SMR Mortgage Trust
964,590	Series 2022-IND(e)(f)	1M US SOFR + 7.50%	02/15/2024	931,331

Principal Amount/Description		Rate	Maturity	Value
	Sofi Alternative Consumer Loan Program
$50,000	Series 2021-2(f)	0.00%	08/15/2030	$1,758,301
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(f)	0.00%	01/25/2048	1,348,174
	SoFi Professional Loan Program Trust
50,000	Series 2020-A(f)	0.00%	05/15/2046	1,630,515
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(f)	0.00%	02/25/2042	720,754
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(f)	3.61%	09/25/2040	292,598
	Sprite, Ltd.
473,485	Series 2021-1(f)	3.75%	10/15/2028	429,582
	SREIT Trust
1,150,000	Series 2021-MFP2(e)(f)	1M US L + 3.9155%	11/15/2023	1,079,054
	Stack Infrastructure Issuer LLC
966,667	Series 2019-1A(f)	4.54%	02/26/2024	959,679
750,000	Series 2019-2A(f)	3.08%	10/25/2024	721,719
	Start, Ltd.
642,127	Series 2018-1(f)	4.09%	05/15/2025	592,525
601,034	Series 2019-1(f)	4.09%	03/15/2026	557,750
	Structured Adjustable Rate Mortgage Loan Trust
553,384	Series 2005-15(e)	3.22%	07/25/2035	365,320
	Structured Asset Securities Corp.
150,732	Series 2005-RF1(e)(f)	1M US L + 0.35%	03/25/2035	143,305
150,732	Series 2005-RF1(e)(f)(l)	3.40%	03/25/2035	7,040
	Sunnova Helios VII Issuer LLC
1,186,407	Series 2021-C(f)	2.63%	10/20/2028	1,031,536
	Sunnova Sol III Issuer LLC
1,419,014	Series 2021-1(f)	2.58%	04/30/2031	1,215,534
	Sunnova Sol Issuer LLC
936,347	Series 2020-1A(f)	3.35%	01/30/2030	833,131
	TBW Mortgage-Backed Trust
1,394,744	Series 2006-2	7.00%	07/25/2036	291,864
	Thunderbolt Aircraft Lease, Ltd.
1,651,110	Series 2017-A(f)(m)	4.21%	04/15/2024	1,428,557
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(f)(m)	5.07%	09/15/2038	3,660,112
	TIF Funding II LLC
356,083	Series 2021-1A(f)	1.65%	02/20/2046	307,030
	TPGI Trust
800,000	Series 2021-DGWD(e)(f)	1M US L + 3.85%	06/15/2026	736,612
	Tricon Residential
3,700,000	Series 2021-SFR1(f)	4.13%	07/17/2026	3,271,340
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(e)(f)	3M US L + 4.15%	07/20/2032	1,609,129
	TRP - TRIP Rail Master Funding LLC
964,630	Series 2021-2(f)	2.15%	06/17/2027	865,802
	TTAN
741,109	Series 2021-MHC(e)(f)	1M US L + 2.90%	03/15/2026	680,241
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(e)(l)	0.47%	08/15/2050	710,663
650,000	Series 2017-C4(e)	4.24%	09/15/2027	605,056
520,000	Series 2018-C10(e)	5.22%	05/15/2028	488,369
928,000	Series 2018-C9(e)	5.04%	03/15/2028	842,145

Principal Amount/Description		Rate	Maturity	Value
	UBS-Barclays Commercial Mortgage Trust
$1,993,000	Series 2013-C5(e)(f)	4.08%	03/12/2046	$1,648,365
	Upstart Pass-Through Trust
248,800	Series 2021-ST1(f)	2.75%	02/20/2027	240,600
544,059	Series 2021-ST2(f)	2.50%	04/20/2027	522,561
	Upstart Securitization Trust
250,000	Series 2020-3(f)	3.01%	11/20/2030	244,241
2,000	Series 2021-2	0.00%	06/20/2031	975,456
	US Auto Funding 2021-1
1,125,000	Series 2021-1A(f)	2.20%	05/15/2026	1,052,760
	Vault DI Issuer LLC
750,000	Series 2021-1A(f)	2.80%	07/15/2026	676,867
	Velocity Commercial Capital Loan Trust
307,811	Series 2018-2(e)(f)	4.05%	09/25/2024	301,929
651,030	Series 2019-1(e)(f)	3.94%	01/25/2027	624,730
290,548	Series 2019-1(e)(f)	4.01%	07/25/2027	278,319
236,379	Series 2019-1(e)(f)	4.12%	11/25/2027	220,929
1,406,099	Series 2021-2(e)(f)	4.92%	12/25/2030	1,165,017
	VOLT XCVI LLC
4,000,000	Series 2021-NPL5(f)(m)	4.83%	03/27/2051	3,802,873
	Wachovia Bank Commercial Mortgage Trust
19,263	Series 2006-C29(e)(l)	0.36%	11/15/2048	8
	Wachovia Mortgage Loan Trust, LLC Series Trust
172,611	Series 2005-B(e)	2.60%	10/20/2035	161,606
	Washington Mutual Alternative Mortgage Pass-Through Certificates
40,124	Series 2005-9	5.50%	11/25/2035	32,689
338,790	Series 2006-5	6.00%	07/25/2036	260,533
	Washington Mutual Mortgage Pass-Through Certificates Trust
582,986	Series 2006-2	6.00%	03/25/2036	558,681
	WAVE LLC
843,915	Series 2019-1(f)	3.60%	09/15/2027	689,880
1,082,533	Series 2019-1(f)	7.00%	09/15/2044	743,619
	Wells Fargo Alternative Loan Trust
245,052	Series 2007-PA2(e)	1M US L + 0.43%	06/25/2037	197,857
245,047	Series 2007-PA2(e)(l)	6.07% - 1M US L	06/25/2037	16,327
122,832	Series 2007-PA3	5.75%	07/25/2037	105,040
326,773	Series 2007-PA3	6.25%	07/25/2037	294,438
	Wells Fargo Commercial Mortgage Trust
1,539,000	Series 2015-C28(e)	4.22%	05/15/2025	1,372,473
520,000	Series 2015-NXS4(e)	4.84%	11/15/2025	496,183
1,245,000	Series 2015-NXS4(e)	3.84%	11/15/2025	1,101,521
1,000,000	Series 2016-C33(f)	3.12%	03/15/2059	823,542
5,628,945	Series 2016-C37(e)(f)(l)	1.60%	12/15/2049	291,697
356,000	Series 2016-NXS6	3.81%	11/15/2049	330,699
523,000	Series 2018-C47(e)	5.10%	10/15/2028	473,396
134,000	Series 2020-C55	3.14%	02/15/2030	114,883
830,000	Series 2021-C61	3.31%	07/15/2031	681,092
	WF-RBS Commercial Mortgage Trust
1,183,005	Series 2012-C9(e)(f)(l)	1.98%	11/15/2045	55
3,072,978	Series 2014-C21(e)(l)	1.17%	08/15/2047	50,234
3,889,216	Series 2014-C22(e)(l)	0.94%	09/15/2057	52,057
636,000	Series 2014-C23(e)(f)	4.15%	10/15/2057	574,067

Principal Amount/Description		Rate	Maturity	Value
	Willis Engine Structured Trust V
$869,602	Series 2020-A(f)	3.23%	03/15/2028	$732,569
	Willis Engine Structured Trust VI
2,548,845	Series 2021-A(f)	7.39%	05/15/2046	1,934,293
1,640,267	Zephyrus Capital Aviation Tl(e)	1M US L + 4.61%	10/15/2038	1,435,372

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $424,410,330)				358,454,800

U.S. GOVERNMENT BONDS AND NOTES - 8.57%
4,030,000	U.S. Treasury Bonds	2.88%	05/15/2032	$3,985,292
3,490,000	U.S. Treasury Bonds	2.25%	05/15/2041	2,913,605
5,380,000	U.S. Treasury Bonds	3.25%	05/15/2042	5,252,225
32,800,000	U.S. Treasury Bonds	1.25%	05/15/2050	20,883,094
55,500,000	U.S. Treasury Bonds	1.63%	11/15/2050	39,059,209
6,365,000	U.S. Treasury Bonds	2.88%	05/15/2052	6,013,433
4,030,000	U.S. Treasury Notes	0.13%	04/30/2023	3,939,486
5,620,000	U.S. Treasury Notes	0.13%	07/31/2023	5,452,278
2,460,000	U.S. Treasury Notes	0.13%	08/31/2023	2,380,867
9,110,000	U.S. Treasury Notes	3.00%	06/30/2024	9,115,338
475,000	U.S. Treasury Notes	2.75%	05/15/2025	471,400
9,450,000	U.S. Treasury Notes	2.88%	06/15/2025	9,413,086
4,840,000	U.S. Treasury Notes	0.38%	11/30/2025	4,421,794
485,000	U.S. Treasury Notes	2.63%	05/31/2027	475,887
10,855,000	U.S. Treasury Notes	3.25%	06/30/2027	10,961,854
2,350,000	U.S. Treasury Notes	1.25%	03/31/2028	2,123,445
290,000	U.S. Treasury Notes	2.75%	05/31/2029	284,336
8,370,000	U.S. Treasury Notes	3.25%	06/30/2029	8,470,048

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $152,661,122)				135,616,677

MUNICIPAL BONDS - 0.01%
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	224,294

TOTAL MUNICIPAL BONDS
(Cost $234,632)				224,294

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 15.02%
	Banc of America Funding
1,791,462	Series 2014-R8(e)(f)	1M US L + 0.24%	12/26/2024	$1,542,926
	Bear Stearns Structured Products, Inc.
8,444,073	Series 2008-R2(e)(f)	3.14%	06/25/2047	6,731,420
	Chase Mortgage Finance Trust
4,305,727	Series 2007-S4	6.00%	06/25/2037	2,341,505
	ChaseFlex Trust Series
3,745,834	Series 2007-M1(e)	1M US L + 0.23%	08/25/2037	3,348,113
	Citigroup Mortgage Loan Trust
85,637	Series 2009-12(f)	5.50%	11/25/2035	71,969
247,761	Series 2009-4(e)(f)	5.48%	05/25/2035	229,904
	Connecticut Avenue Securities Trust
4,637,557	Series 2019-R05(e)(f)	1M US L + 4.10%	07/25/2039	4,541,802
4,250,000	Series 2022-R02(e)(f)	30D US SOFR + 7.65%	01/25/2027	3,726,005
3,685,000	Series 2022-R03(e)(f)	30D US SOFR + 9.85%	03/25/2042	3,540,338

Principal Amount/Description		Rate	Maturity	Value
$4,000,000	Series 2022-R04(e)(f)	30D US SOFR + 3.10%	03/25/2042	$3,744,676
	CSMC
900,000	Series 2021-NQM6(e)(f)	2.58%	07/25/2066	665,312
	Fannie Mae Interest Strip
7,004,729	Series 2014-419(l)	3.50%	04/25/2044	1,084,217
	Fannie Mae Pool
4,564,620	Series 2021-	3.00%	10/01/2046	4,319,307
2,239,905	Series 2021-	3.00%	12/01/2048	2,112,170
1,899,627	Series 2021-	4.00%	05/01/2049	1,900,613
2,452,372	Series 2021-	4.00%	06/01/2049	2,455,350
5,781,120	Series 2021-	2.00%	02/01/2051	5,058,247
3,576,688	Series 2021-	2.50%	02/01/2051	3,224,598
1,506,474	Series 2021-	2.50%	05/01/2051	1,358,161
3,592,838	Series 2021-	3.50%	07/01/2051	3,494,468
2,610,516	Series 2021-	2.50%	12/01/2051	2,354,478
2,085,240	Series 2022-	2.46%	04/01/2032	1,906,494
3,996,003	Series 2022-	3.50%	11/01/2050	3,880,323
1,750,000	Series 2022-	4.00%	07/01/2052	1,729,074
1,750,000	Series 2022-	5.00%	07/01/2052	1,789,501
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	2,741,048
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,770,473
	Fannie Mae REMICS
6,096,760	Series 2014-1(e)(l)	5.90% - 1M US L	02/25/2044	884,385
6,687,565	Series 2015-54(e)(l)	6.15% - 1M US L	07/25/2045	992,366
2,615,329	Series 2020-45	3.00%	07/25/2040	2,479,778
9,590,488	Series 2020-74(e)(l)	4.10% - 30D US SOFR	10/25/2050	658,417
19,829,546	Series 2020-77(e)(l)	4.10% - 30D SOFR	11/25/2050	1,675,238
2,294,393	Series 2021-48(e)	3.65% - 30D US SOFR	08/25/2051	149,142
	Federal Home Loan Mortgage Corp. Pool
135,754	Series Pool #G01840	5.00%	07/01/2035	143,040
48,725	Series Pool #G04817	5.00%	09/01/2038	51,373
	Federal Home Loan Mortgage Corp. REMICS
674,965	Series 2003-2722(e)	9.89% - 1M US L	12/15/2033	721,303
126,494	Series 2005-R003	5.50%	10/15/2035	134,975
1,041,216	Series 2006-3244(e)(l)	6.66% - 1M US L	11/15/2036	157,526
50,588	Series 2007-3261(e)(l)	6.43% - 1M US L	01/15/2037	5,692
112,029	Series 2007-3262(e)(l)	6.40% - 1M US L	01/15/2037	6,530
391,284	Series 2007-3301(e)(l)	6.10% - 1M US L	04/15/2037	45,001
298,083	Series 2007-3303(e)(l)	6.10% - 1M US L	04/15/2037	39,954
64,729	Series 2007-3382(e)(l)	6.00% - 1M US L	11/15/2037	6,826
255,785	Series 2007-3384(e)(l)	6.31% - 1M US L	08/15/2036	41,889
75,475	Series 2007-3384(e)(l)	6.39% - 1M US L	11/15/2037	7,125
72,470	Series 2008-3417(e)(l)	6.18% - 1M US L	02/15/2038	6,643
115,921	Series 2008-3423(e)(l)	5.65% - 1M US L	03/15/2038	10,429
1,960,377	Series 2008-3423(e)(l)	6.00% - 1M US L	03/15/2038	10,385
996,428	Series 2009-3510(e)	6.75% - 1M US L	02/15/2037	96,374
258,507	Series 2009-3523(e)(l)	6.00% - 1M US L	04/15/2039	26,913
47,111	Series 2009-3524(e)	3.41%	06/15/2038	46,538
5,233	Series 2009-3549(e)(l)	5.80% - 1M US L	07/15/2039	545
540,761	Series 2009-3560(e)	6.40% - 1M US L	11/15/2036	38,458
168,935	Series 2010-3641	4.50%	03/15/2040	174,713
257,430	Series 2010-3726(e)(l)	6.05% - 1M US L	09/15/2040	32,892
776,231	Series 2010-3728(e)(l)	4.45% - 1M US L	09/15/2040	56,596
72,390	Series 2010-3779	4.00%	12/15/2030	73,784
368,990	Series 2010-3779	3.50%	12/15/2030	370,361
251,477	Series 2010-3779	4.50%	12/15/2040	260,401

Principal Amount/Description		Rate	Maturity	Value
$28,301	Series 2011-3786(e)	9.50% - 1M US L	01/15/2041	$25,479
231,522	Series 2011-3808	3.50%	02/15/2031	232,401
17,462	Series 2011-3809(e)	9.50% - 1M US L	02/15/2041	14,874
537,476	Series 2011-3815(e)(l)	5.85% - 1M US L	02/15/2041	66,321
197,294	Series 2011-3824	3.50%	03/15/2031	198,044
278,792	Series 2011-3824(e)	7.10% - 1M US L	08/15/2036	45,198
313,105	Series 2011-3863	5.50%	08/15/2034	332,527
302,957	Series 2011-3864(e)	9.20% - 1M US L	05/15/2041	264,506
332,616	Series 2011-3871	5.50%	06/15/2041	355,623
323,699	Series 2011-3872(e)(l)	5.95% - 1M US L	06/15/2041	27,885
2,111,442	Series 2011-3910	5.00%	08/15/2041	2,237,795
1,428,262	Series 2011-3924(e)(l)	6.00% - 1M US L	09/15/2041	129,116
1,728,253	Series 2012-3(e)(l)	5.95% - 1M US L	02/25/2042	222,224
1,048,966	Series 2013-4170(e)	4.05% - 1M US L	01/15/2033	953,712
11,268,267	Series 2013-4218	2.50%	02/15/2043	9,567,358
2,097,207	Series 2013-4239(h)	0.00%	07/15/2043	1,348,883
2,873,259	Series 2014-4413	3.50%	11/15/2044	2,820,372
3,737,204	Series 2015-4434	3.00%	02/15/2045	3,414,855
3,602,957	Series 2015-4440	2.50%	02/15/2045	3,291,264
	Federal National Mortgage Association Pool
37,675	Series Pool #555743	5.00%	09/01/2033	39,620
44,051	Series Pool #735382	5.00%	04/01/2035	46,360
121,165	Series Pool #735383	5.00%	04/01/2035	127,506
77,928	Series Pool #735484	5.00%	05/01/2035	82,009
20,435	Series Pool #AH4437	4.00%	01/01/2041	19,904
	Federal National Mortgage Association REMICS
34,324	Series 2004-46(e)	6.00% - 1M US L	03/25/2034	1,146
161,758	Series 2006-101(e)(l)	6.58% - 1M US L	10/25/2036	20,793
451,809	Series 2006-123(e)(l)	6.32% - 1M US L	01/25/2037	59,018
2,162,199	Series 2006-92(e)(l)	6.58% - 1M US L	10/25/2036	242,486
55,724	Series 2007-102(e)(l)	6.40% - 1M US L	11/25/2037	5,810
39,781	Series 2007-108(e)(l)	6.36% - 1M US L	12/25/2037	2,985
8,544	Series 2007-30(e)(l)	6.11% - 1M US L	04/25/2037	802
237,645	Series 2007-38(e)(l)	6.08% - 1M US L	05/25/2037	10,814
9,911	Series 2007-51(e)(l)	6.10% - 1M US L	06/25/2037	883
32,007	Series 2007-53(e)(l)	6.10% - 1M US L	06/25/2037	1,133
314,531	Series 2007-57(e)(l)	6.62% - 1M US L	10/25/2036	38,889
61,960	Series 2007-68(e)(l)	6.65% - 1M US L	07/25/2037	7,086
403,079	Series 2008-3(e)(l)	6.46% - 1M US L	02/25/2038	54,974
48,434	Series 2008-56(e)(l)	6.06% - 1M US L	07/25/2038	2,832
10,742	Series 2008-81	5.50%	09/25/2038	11,213
144,270	Series 2009-111	5.00%	01/25/2040	150,071
67,970	Series 2009-111(e)(l)	6.25% - 1M US L	01/25/2040	9,156
636,020	Series 2009-12(e)(l)	6.60% - 1M US L	03/25/2036	64,614
16,255	Series 2009-28(e)	6.00% - 1M US L	04/25/2037	1,369
141,805	Series 2009-41	4.50%	06/25/2039	141,363
48,869	Series 2009-42(e)(l)	6.00% - 1M US L	06/25/2039	2,590
95,323	Series 2009-47(e)(l)	6.10% - 1M US L	07/25/2039	7,977
46,742	Series 2009-62(e)(l)	6.10% - 1M US L	08/25/2039	3,546
40,475	Series 2009-66(e)	5.80% - 1M US L	02/25/2038	2,853
30,979	Series 2009-68(e)(l)	5.25% - 1M US L	09/25/2039	2,249
101,260	Series 2010-11(e)(l)	4.80% - 1M US L	02/25/2040	4,761
19,197	Series 2010-111(e)(l)	6.00% - 1M US L	10/25/2040	1,841
56,279	Series 2010-112	4.00%	10/25/2040	53,632
79,082	Series 2010-115(e)	6.60% - 1M US L	11/25/2039	10,347
1,093,496	Series 2010-115(e)(l)	6.00% - 1M US L	10/25/2040	144,255
2,521,455	Series 2010-123(e)(l)	6.05% - 1M US L	11/25/2040	324,196
427,764	Series 2010-15(e)(l)	4.95% - 1M US L	03/25/2040	37,166
25,019	Series 2010-34(e)(l)	4.93% - 1M US L	04/25/2040	2,170

Principal Amount/Description		Rate	Maturity	Value
$36,816	Series 2010-4(e)(l)	6.23% - 1M US L	02/25/2040	$3,633
37,061	Series 2010-58(e)	12.47% - 1M US L	06/25/2040	34,614
1,454,743	Series 2010-75	4.50%	07/25/2040	1,502,083
109,537	Series 2010-9(e)(l)	4.75% - 1M US L	02/25/2040	5,345
20,731	Series 2010-9(e)(l)	5.30% - 1M US L	02/25/2040	1,608
6,168	Series 2010-90(e)(l)	6.00% - 1M US L	08/25/2040	446
184,426	Series 2011-16	3.50%	03/25/2031	184,953
236,330	Series 2011-25	3.00%	04/25/2026	235,518
206,504	Series 2011-29	3.50%	04/25/2031	207,095
32,071	Series 2011-5(e)	6.40% - 1M US L	11/25/2040	411
2,123,239	Series 2012-106(e)(l)	6.16% - 1M US L	10/25/2042	250,578
262,964	Series 2012-124(e)	7.79% - 1M US L	11/25/2042	169,915
123,267	Series 2012-29(e)(l)	6.00% - 1M US L	04/25/2042	10,102
351,871	Series 2012-32(l)	5.00%	04/25/2042	56,770
1,794,076	Series 2012-65(e)(l)	5.98% - 1M US L	06/25/2042	245,553
725,725	Series 2018-21(h)	0.00%	04/25/2048	585,541
	Freddie Mac Pool
4,340,124	Series 2021-	2.00%	11/01/2050	3,807,556
4,399,255	Series 2021-	3.00%	10/01/2051	4,107,086
1,713,075	Series 2022-	3.00%	03/01/2052	1,607,163
3,980,435	Series 2022-	3.50%	06/01/2052	3,833,944
2,700,000	Series 2022-	4.00%	06/01/2052	2,671,496
	Freddie Mac REMICS
2,479,393	Series 2011-3972(e)(l)	5.90% - 1M US L	12/15/2041	256,886
2,416,524	Series 2020-5007(e)(l)	6.10% - 1M US L	08/25/2050	379,397
4,298,352	Series 2020-5041(l)	2.00%	11/25/2050	539,030
10,427,122	Series 2021-5070(l)	3.50%	02/25/2051	1,680,848
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(e)(f)	30D US SOFR + 5.65%	12/25/2050	3,679,743
2,500,000	Series 2021-DNA1(e)(f)	30D US SOFR + 4.75%	01/25/2051	1,960,162
	GCAT
1,500,000	Series 2021-NQM4(e)(f)	2.47%	08/25/2025	1,169,589
	Ginnie Mae II Pool
5,690,387	Series 2021-	2.50%	10/20/2051	5,170,231
1,692,197	Series 2021-	2.50%	11/20/2051	1,537,398
	Government National Mortgage Association
32,588	Series 2004-83(e)(l)	6.08% - 1M US L	10/20/2034	2,855
28,837	Series 2008-6(e)(l)	6.46% - 1M US L	02/20/2038	943
27,344	Series 2008-67(e)(l)	6.00% - 1M US L	08/20/2038	833
431,093	Series 2008-69(e)(l)	7.63% - 1M US L	08/20/2038	50,392
43,355	Series 2009-10(e)(l)	6.65% - 1M US L	02/16/2039	5,403
443,992	Series 2009-35	4.50%	05/20/2039	451,585
1,846,502	Series 2009-58(e)(l)	6.25% - 1M US L	06/20/2039	174,678
30,743	Series 2009-6(e)	5.95% - 1M US L	02/20/2038	786
857,425	Series 2009-75	5.00%	09/20/2039	900,400
2,032,231	Series 2010-121(e)(l)	6.00% - 1M US L	09/20/2040	260,153
34,866	Series 2010-61(e)(l)	6.55% - 1M US L	09/20/2039	3,067
58,116	Series 2010-98(e)	5.56%	03/20/2039	4,383
43,436,470	Series 2010-H20(e)(l)	1.44%	10/20/2060	1,418,014
268,212	Series 2011-69(h)	0.00%	05/20/2041	230,708
861,383	Series 2011-71	4.50%	02/20/2041	879,484
622,300	Series 2011-71(e)(l)	5.40% - 1M US L	05/20/2041	59,200
198,344	Series 2011-72(e)(l)	6.15% - 1M US L	05/20/2041	24,828
931,367	Series 2011-89(e)(l)	5.45% - 1M US L	06/20/2041	89,461
1,963,495	Series 2013-113(e)(l)	6.25% - 1M US L	03/20/2043	117,806
3,333,465	Series 2013-122(e)(l)	6.10% - 1M US L	08/16/2043	425,312
2,558,806	Series 2013-148(e)(l)	5.68% - 1M US L	10/16/2043	294,002
2,927,348	Series 2013-186(e)(l)	6.25% - 1M US L	02/16/2043	219,804

Principal Amount/Description		Rate	Maturity	Value
$2,052,114	Series 2014-156(e)(l)	6.25% - 1M US L	10/20/2044	$254,738
4,030,286	Series 2014-4(e)(l)	6.10% - 1M US L	01/16/2044	537,094
5,142,423	Series 2014-41(e)(l)	6.10% - 1M US L	03/20/2044	629,108
2,227,645	Series 2014-5(e)(l)	6.15% - 1M US L	07/20/2043	177,693
3,484,338	Series 2014-95(e)(l)	6.25% - 1M US L	06/16/2044	393,889
15,795,760	Series 2016-162(e)(l)	0.73%	09/16/2058	579,630
16,401,166	Series 2016-H21(e)(l)	1.74%	09/20/2066	961,732
5,813,245	Series 2018-97(e)(l)	6.20% - 1M US L	07/20/2048	654,329
11,820,163	Series 2019-22(e)	5.60% - 1M US L	02/20/2045	1,305,493
5,584,042	Series 2019-92(e)(l)	6.10% - 1M US L	07/20/2049	612,460
19,638,713	Series 2019-H10(e)(l)	1.54%	06/20/2069	725,847
5,414,767	Series 2019-H18(e)(l)	0.81%	11/20/2069	272,229
10,642,379	Series 2020-112(e)(l)	6.25% - 1M US L	08/20/2050	1,421,217
14,297,206	Series 2020-146(e)(l)	6.30% - 1M US L	10/20/2050	2,101,459
18,912,782	Series 2020-146(e)(l)	3.75% - 1M US L	10/20/2050	1,216,752
14,145,937	Series 2020-167(e)(l)	3.75% - 1M US L	11/20/2050	623,414
18,609,835	Series 2020-168(e)(l)	0.98%	12/16/2062	1,371,885
5,294,512	Series 2020-188(e)	6.30% - 1M US L	11/20/2050	776,815
20,242,116	Series 2020-H18(e)(l)	1.36%	09/20/2070	1,134,615
11,910,264	Series 2021-1(e)(l)	6.30% - 1M US L	01/20/2051	1,771,131
2,917,022	Series 2021-103(e)	3.25% - 30D US SOFR	04/20/2051	107,070
11,005,064	Series 2021-107(e)(l)	3.75% - 1M US L	06/20/2051	721,372
1,840,100	Series 2021-117	3.50%	06/20/2051	210,673
17,651,369	Series 2021-52(e)	0.72%	04/16/2063	1,149,404
27,124,817	Series 2021-59(e)(l)	2.60% - 30D US SOFR	04/20/2051	468,812
13,736,341	Series 2021-77(e)	3.75% - 1M US L	05/20/2051	743,694
6,960,757	Series 2021-89(e)(l)	3.75% - 1M US L	05/20/2051	449,094
11,080,845	Series 2021-97(e)(l)	3.75% - 1M US L	06/20/2051	759,500
33,255,483	Series 2021-97(e)(l)	3M US L + 2.44%	06/20/2051	581,765
32,490,041	Series 2021-H06(e)	1.51%	04/20/2071	928,124
14,031,019	Series 2021-H08(e)	1.42%	05/20/2071	352,626
61,496,778	Series 2021-H12(e)	1.21%	08/20/2071	1,194,809
41,930,227	Series 2022-1(e)(l)	2.65% - 30D US SOFR	01/20/2052	875,029
27,735,332	Series 2022-48(e)(l)	0.71%	01/16/2064	2,004,898
	GSR Mortgage Loan Trust
933,881	Series 2006-2F	5.25%	02/25/2036	464,395
1,664,497	Series 2007-2F	6.00%	03/25/2037	1,031,889
695,686	Series 2007-AR2(e)	2.98%	05/25/2037	417,612
	Homeward Opportunities Fund Trust
834,225	Series 2020-BPL1(f)(m)	5.44%	08/25/2025	831,539
	Impac CMB Trust
107,777	Series 2004-10(e)	1M US L + 0.70%	03/25/2035	92,063
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(e)(f)	3.45%	01/25/2057	817,620
	JP Morgan Resecuritization Trust
2,241,953	Series 2014-6(e)(f)	1M US L + 0.21%	07/27/2046	2,155,832
	Legacy Mortgage Asset Trust
13,310,000	Series 2019-GS7(f)(m)	4.50%	11/25/2059	13,247,303
	LHOME Mortgage Trust
4,250,000	Series 2020-RTL1(f)(m)	3.72%	10/25/2022	4,110,907
3,750,000	Series 2020-RTL1(f)(m)	4.95%	10/25/2022	3,628,924
1,300,000	Series 2021-RTL1(e)(f)	2.09%	09/25/2026	1,250,487
4,400,000	Series 2021-RTL1(e)(f)	4.46%	09/25/2026	4,037,332
1,500,000	Series 2021-RTL2(f)(m)	4.61%	01/25/2024	1,376,554
	Morgan Stanley Mortgage Loan Trust
2,831,630	Series 2006-1AR(e)	1M US L + 0.28%	02/25/2036	1,874,394

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Residential Mortgage Loan Trust
$361,274	Series 2020-RPL1(e)(f)	2.69%	10/25/2023	$349,605
	NewRez Warehouse Securitization Trust
4,550,000	Series 2021-1(e)(f)	1M US L + 5.25%	05/25/2055	4,521,957
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(e)(f)	4.67%	01/26/2060	2,808,357
	Toorak Mortgage Corp., Ltd.
3,500,000	Series 2019-2(m)	4.21%	09/25/2022	3,426,547
	Verus Securitization Trust
2,300,000	Series 2019-INV3(e)(f)	3.28%	11/25/2059	2,165,765
1,500,000	Series 2021-4(e)(f)	2.20%	07/25/2066	1,142,712
1,400,000	Series 2021-6(e)(f)	4.05%	10/25/2066	1,066,742
2,000,000	Series 2021-7(e)(f)	4.19%	10/25/2066	1,396,964
7,706,000	Series 2022-4(e)(f)	4.77%	04/25/2067	6,545,608

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $364,575,915)				237,695,239

Shares/Description		Value
Warrants - 0.00%(b)(i)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039	-

TOTAL WARRANTS
(Cost $0)		-

Short-Term Investments - 10.56%
Money Market Fund - 10.56%
167,143,766	State Street Institutional Trust (7 Day Yield 1.03%)	$167,143,766

TOTAL SHORT-TERM INVESTMENTS
(Cost $167,143,766)		167,143,766

TOTAL INVESTMENTS - 99.90%
(Cost $1,916,740,537)		$1,581,018,650
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.10%		1,559,500
NET ASSETS - 100.00%		$1,582,578,150

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2022 was 1.79%

3M US L - 3 Month LIBOR as of June 30, 2022 was 2.29%

6M US L - 6 Month LIBOR as of June 30, 2022 was 2.94%

1D SOFR - 1 Day SOFR as of June 30, 2022 was 1.10%

30D SOFR - 30 Day SOFR as of June 30, 2022 was 1.10%

1Y US TI - 1 Year TI as of June 30, 2022 was 2.79%

5Y US TI - 5 Year TI as of June 30, 2022 was 2.88%

10Y US TI - 10 Year TI as of June 30, 2022 was 2.88%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Non-income producing security.

(c)	Affiliated company. See Note 9 to Notes to Quarterly Schedule of Investments.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of June 30, 2022, the aggregate fair value of those securities was $21,981,586, representing 1.39% of net assets.

(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $471,872,228, which represents approximately 29.82% of net assets as of June 30, 2022.

(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Less than 0.005%.

(j)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.

(k)	Security is currently in default.

(l)	Interest only securities.

(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2022.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 3.89%
82,471	BNY Mellon High Yield Strategies Fund	$187,209
26,446	First Trust High Yield Opportunities 2027 Term Fund	384,260
14,482	Nuveen Core Plus Impact Fund	169,729
79,091	Nuveen Credit Strategies Income Fund	411,273
17,278	PGIM Global High Yield Fund, Inc.	198,179
12,900	PIMCO Dynamic Income Opportunities Fund	178,665
20,033	Western Asset Emerging Markets Debt Fund, Inc.	176,892

TOTAL CLOSED-END FUNDS
(Cost $2,044,849)		1,706,207

COMMON STOCKS - 0.41%
10,837	Barings BDC, Inc.	$100,893
947	DBI Investors, Inc.(a)(b)	350
3,304	PHI Group, Inc.(a)	78,305
6	Toys R Us Propco Equity, Perpetual Maturity(b)	36

TOTAL COMMON STOCKS
(Cost $321,865)		179,584

PREFERRED STOCKS - 0.30%
116	DBI Investors Inc., 10.000%(a)(b)(c)	$26
131	Sequa Corp., 7.000%(a)(c)	131,000

TOTAL PREFERRED STOCKS
(Cost $142,039)		131,026

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 29.63%(d)
Germany - 0.50%
$228,834	Springer Nature Deutschland GmbH, First Lien - Initial B18 Term Loan	1M US L + 3.00%, 0.75% Floor	08/14/2026	$220,310

Great Britain - 1.79%
249,375	City Football Group Limited, TL	3M US L + 3.50%	07/09/2028	230,672
144,003	EG Group, Ltd., First Lien - Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	135,723
300,000	Genesis Care Finance Pty, Ltd., First Lien - Facility B2 Term Loan	3M EUR L + 3.50%	10/30/2025	216,043
181,182	Lernen Bidco, Ltd., First Lien - Facility B1 (EUR) Term Loan	6M EUR L + 4.25%	10/24/2025	172,884
33,000	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	30,154
				785,476
Luxembourg - 0.53%
246,233	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	3M US L + 3.50%	03/05/2027	232,075

Netherlands - 1.16%
283,418	Peer Holding III B.V., First Lien - Facility B Term Loan	3M EUR L + 3.00%	03/07/2025	277,085

Principal Amount/Description		Rate	Maturity	Value
$250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan	6M US L + 4.00%	07/02/2025	$233,317
				510,402
United States - 25.65%
232,595	Access CIG LLC, First Lien - B Term Loan	3M US L + 3.75%	02/27/2025	220,326
49,622	Adavantage Sales & Marketing Inc., First Lien	1M US L + 4.50%	10/28/2027	45,789
64,623	Adtalem Global Education, Inc., First Lien - B Term Loan	3M US L + 3.00%, 0.75% Floor	08/12/2028	61,772
124,062	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/12/2028	113,982
56,000	Amentum Government Services Holdings, LLC, First Lien	3M US L + 4.00%	02/07/2029	53,480
97,510	American Auto Auction Group, LLC, First Lien		12/30/2027	91,568
52,470	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	47,617
43,575	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	3M US L + 4.00%, 0.75% Floor	03/17/2028	41,397
54,450	Artera Services, LLC, TL	L + 3.50%, 1.00% Floor	03/06/2025	43,332
27,868	ASP Blade Holdings, Inc. TLB 1L	1M US L + 4.00%	10/07/2028	24,617
242,418	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	229,009
99,750	Astra Acquisition Corp., First Lien - Initial Term Loan	3M US L + 5.25%	10/22/2028	87,198
140,281	Asurion LLC, First Lien - New B-8 Term Loan	1M US L + 3.25%	12/23/2026	127,569
99,000	Azalea TopCo, Inc., First Lien	3M US L + 4.00%, 0.75% Floor	07/24/2026	94,297
74,624	Baldwin Risk Partners LLC, First Lien	1M US L + 3.50%, 0.50% Floor	10/14/2027	71,173
159,181	BCP Renaissance Parent LLC, First Lien - Initial Term Loan	1M US L + 3.50%, 1.00% Floor	10/31/2024	154,140
7,105	BCPE North Star US Holdco 2, Inc., First Lien	3M US L + 3.75%, 0.75% Floor	06/10/2028	6,586
63,640	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	58,986
100,000	Bengal Debt Merger Sub, LLC, First Lien	3M US L + 3.35%	01/19/2029	93,416
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M US L + 6.00%	01/18/2030	23,000
240,625	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan	3M US L + 4.25%	09/05/2025	232,554
241,325	Brookfield WEC Holdings, Inc., First Lien - Initial (2021) Term Loan	3M US L + 2.75%, 0.50% Floor	08/01/2025	228,820
7,302	BW Holding, Inc., First Lien	3M US L + 4.15%, 0.50% Floor	12/14/2028	6,873
24,686	Carnival Corp., First Lien - Initial Advance Term Loan	3M US L + 7.50%, 0.75% Floor	06/30/2025	23,044
25,870	Carnival Corporation TLB 1L	3M US L + 3.25%	10/06/2028	23,283
176,126	Charter Next Generation, Inc., First Lien - Initial (2021) Term Loan	1M US L + 3.75%, 0.75% Floor	12/01/2027	166,329
244,937	CITGO Petroleum Corp., First Lien - 2019 Incremental B Term Loan	3M US L + 6.25%, 1.00% Floor	03/28/2024	243,483
125,000	Clydesdale Acquisition Holdings, Inc., First Lien	1M US L + 4.25%, 0.50% Floor	04/13/2029	117,188
124,063	Consilio/Skopima 5/21 Cov-Lite TLB	1M US L + 4.00%	05/12/2028	113,982
26,867	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	26,005

Principal Amount/Description		Rate	Maturity	Value
$148,500	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	$139,961
71,803	DIRECTV Financing LLC, First Lien - Closing Date Term Loan	1M US L + 5.00%, 0.75% Floor	08/02/2027	66,313
25,946	Diversitech Holdings, Inc.	3M US L + 3.75%	12/15/2028	24,454
247,500	DRW Holdings LLC, First Lien - Initial Term Loan	3M US L + 3.75%	03/01/2028	238,064
33,915	Echo Global Logistics, Inc. TL 1L	1M US L + 3.50%	11/03/2028	31,761
77,805	Electron BidCo, Inc. TL 1L	1M US L + 3.00%	10/07/2028	73,074
149,625	Fertitta Entertainment, LLC, First Lien	1M US L + 4.00%	01/13/2029	138,404
240,645	Flynn Restaurant Group LP, First Lien - Initial Term Loan	1M US L + 3.50%	06/27/2025	235,682
246,264	Great Outdoors Group LLC, First Lien	1M US L + 3.75%, 0.75% Floor	03/05/2028	225,270
246,875	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M US L + 4.00%, 0.75% Floor	12/01/2027	236,753
244,497	Harbor Freight Tools USA, Inc., First Lien - Initial (2021) Term Loan	L + 2.75%, 0.50% Floor	10/19/2027	217,394
187,623	Helix Gen Funding LLC, First Lien	1M US L + 3.75%, 1.00% Floor	06/03/2024	173,950
149,381	Houghton Mifflin Harcrt Co Tl 1L	1M US L + 5.25%	04/04/2029	135,844
62,370	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	58,558
63,000	Hunter Douglas, Inc., First Lien	3M US L + 3.50%	02/09/2029	54,466
102,526	Intelsat Jackson Holdings S.A.TLB 1L	3M US L + 4.00%	01/26/2029	94,305
246,875	IRB Holding Corp., First Lien	1M US L + 3.15%, 0.75% Floor	12/15/2027	232,371
248,128	Ivanti Software, Inc., First Lien	3M US L + 4.25%, 0.75% Floor	12/01/2027	214,425
109,221	KUEHG Corp, First Lien - B-3 Term Loan	3M US L + 3.75%, 1.00% Floor	02/21/2025	102,044
211,910	LMBE-MC Holdco II LLC, First Lien	3M US L + 4.00%, 1.00% Floor	12/03/2025	204,493
208,933	LogMeIn, Inc., First Lien - Initial Term Loan	1M US L + 4.75%	08/31/2027	161,401
37,500	LTI Holdings, Inc., First Lien	L + 4.75%	07/24/2026	35,344
62,031	LTI Holdings, Inc., First Lien - Second Amendment Additional Term Loan	3M US L + 4.00%	07/24/2026	58,464
45,655	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	41,189
59,000	McAfee Corp., First Lien	1M US L + 4.00%	02/02/2029	53,887
27,539	Merion Rose Merger Sub, Inc., First Lien	3M US L + 4.00%	12/08/2028	25,921
250,000	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M US L + 5.25%, 1.00% Floor	06/21/2027	247,625
70,822	Mitchell International, Inc. TLB	1M US L + 3.75%	10/01/2028	64,714
238,196	Natgasoline LLC, First Lien - Initial Term Loan	3M US L + 3.625%	11/14/2025	228,073
65,000	Olaplex, Inc. TL 1L	3M US L + 3.75%	02/17/2029	61,588
150,000	Olympus Water US Holding Corp., First Lien	0.50% Floor	11/09/2028	141,188
49,875	Oryx Midstream Services Permian Basin LLC, TLB, First Lien	L + 3.25%, 0.50% Floor	09/30/2028	47,589
100,000	Osmosis Buyer Limited TLB 1L	6M US L + 4.00%	07/31/2028	91,167
246,250	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan	1M US L + 3.25%	02/05/2026	230,399
58,871	Parkway Generation, LLC, First Lien	1M US L + 4.75%	11/05/2028	56,884
98,481	PetVet Care Centers LLC, First Lien - 2021 Replacement Term Loan	3M US L + 3.50%, 0.75% Floor	02/14/2025	93,146
95,000	PMHC II, INC.TLB 1L	6M US L + 4.25%	02/02/2029	83,323
32,753	Polaris Newco LLC, First Lien - Dollar Term Loan	L + 4.00%, 0.50% Floor	06/04/2028	30,360

Principal Amount/Description		Rate	Maturity	Value
$246,865	ProAmpac PG Borrower LLC, First Lien - 2020-1 Term Loan	3M US L + 3.75%, 0.75% Floor	11/03/2025	$229,338
243,750	Pug LLC, First Lien - USD B Term Loan	1M US L + 3.50%	02/12/2027	220,594
235,231	Recorded Books, Inc., First Lien - 2021 Replacement Term Loan	3M US L + 2.75%	08/29/2025	223,910
124,224	Redwood Star Merger Sub, Inc.	1M US L + 4.60%	03/16/2029	116,087
34,000	Renaissance Holdings Corp., First Lien	1M US L + 4.50%, 0.50% Floor	04/01/2027	32,583
54,863	Restaurant Technologies, Inc. TLB 1L	3M US L + 4.25%	03/17/2029	52,760
40,720	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	36,496
148,875	SeaWorld Parks & Entertainment, Inc., First Lien - B Term Loan	L + 3.00%, 0.50% Floor	08/25/2028	140,147
39,952	Secure Acquisition, Inc.	3M US L + 5.00%	12/15/2028	37,355
5,948	Secure Acquisition, Inc., First Lien	3M US L + 5.00%, 0.50% Floor	12/23/2028	5,561
218,123	Shearer's Foods LLC, First Lien	3M US L + 3.50%, 0.75% Floor	09/23/2027	198,960
3,385	SM Wellness Holdings, Inc., First Lien	3M US L + 4.75%, 1.00% Floor	04/15/2028	3,266
40,412	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	38,998
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	3M US L + 3.25%, 0.50% Floor	12/11/2026	238,437
148,500	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	137,140
175,560	SRS Distribution, Inc., First Lien	3M US L + 3.50%, 0.50% Floor	06/04/2028	162,229
209,449	St. George's University Scholastic Services LLC, First Lien	3M US L + 3.25%	07/17/2025	197,929
27,611	Sylvamo Corporation, TLB	1M US L+ 4.50%	08/18/2028	26,382
99,250	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	89,457
72,344	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.50%, 0.50% Floor	03/31/2028	64,309
270,766	Uber Technologies, Inc., First Lien - 2021 Incremental Term Loan	1M US L + 3.50%	04/04/2025	260,853
102,089	UFC Holdings LLC, First Lien	3M US L + 2.75%, 0.75% Floor	04/29/2026	95,402
246,261	UKG, Inc., First Lien	3M US L + 3.25%, 0.50% Floor	05/03/2026	231,371
49,500	United AirLines, Inc., First Lien - Class B Term Loan	1M US L + 3.75%, 0.75% Floor	04/21/2028	46,221
26,865	United Site 11/21 Cov-Lite	1M US L + 4.25%	11/04/2028	24,341
44,888	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	42,110
247,994	Verscend Holding Corp., First Lien - B-1 Term Loan	1M US L + 4.00%	08/27/2025	238,074
44,888	Vertex Aerospace Services Corp TL	1M US L + 4.00%	11/10/2028	42,728
64,675	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	61,554
82,585	Whatabrands LLC, First Lien - Initial B Term Loan	1M US L + 3.25%, 0.50% Floor	08/03/2028	77,643
245,331	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M US L + 2.75%	05/18/2025	231,707

Principal Amount/Description		Rate	Maturity	Value
$128,952	YI LLC, First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	11/07/2024	$123,794
				11,248,399

TOTAL BANK LOANS
(Cost $14,090,920)				12,996,662

HIGH YIELD DEBT- 46.88%
Australia - 0.47%
$40,000	Mineral Resources, Ltd.(e)	8.13%	05/01/2027	$39,042
85,000	Mineral Resources, Ltd.(e)	8.50%	05/01/2030	83,865
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(e)	5.00%	01/27/2030	84,725
				207,632
Canada - 1.72%
69,000	Bombardier, Inc.(e)	7.50%	03/15/2025	62,547
80,000	Bombardier, Inc.(e)	7.13%	06/15/2026	66,216
45,000	Bombardier, Inc.(e)	6.00%	02/15/2028	33,793
110,000	Cascades, Inc./Cascades USA, Inc.(e)	5.38%	01/15/2028	93,701
75,000	Eldorado Gold Corp.(e)	6.25%	09/01/2029	61,269
25,000	First Quantum Minerals, Ltd.(e)	6.50%	03/01/2024	24,058
85,000	GFL Environmental, Inc.(e)	5.13%	12/15/2026	81,430
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(e)	6.00%	09/15/2028	87,181
110,000	Mercer International, Inc.	5.13%	02/01/2029	94,137
60,000	Precision Drilling Corp.(e)	7.13%	01/15/2026	56,479
25,000	Precision Drilling Corp.(e)	6.88%	01/15/2029	22,412
80,000	Strathcona Resources, Ltd.(e)	6.88%	08/01/2026	72,912
				756,135
France - 2.18%
100,000	Afflelou SAS(f)	4.25%	05/19/2026	89,653
120,000	Altice France SA(e)	5.50%	01/15/2028	97,033
55,000	Altice France SA(e)	5.13%	07/15/2029	41,698
100,000	Altice France SA(e)	4.25%	10/15/2029	78,517
100,000	Banijay Entertainment SASU(e)	3.50%	03/01/2025	93,840
100,000	CAB SELAS(f)	3.38%	02/01/2028	84,543
100,000	Chrome Bidco SASU(e)	3.50%	05/31/2028	86,240
100,000	Faurecia SE	2.75%	02/15/2027	81,926
155,000	Iliad Holding SASU(e)	5.63%	10/15/2028	138,888
100,000	Kapla Holding SAS(f)	3.38%	12/15/2026	82,903
100,000	Loxam SAS	5.75%	07/15/2027	82,738
				957,979
Germany - 1.20%
100,000	Cheplapharm Arzneimittel GmbH(f)	4.38%	01/15/2028	89,535
100,000	Gruenenthal GmbH(e)	4.13%	05/15/2028	90,124
100,000	IHO Verwaltungs GmbH(f)(g)	3.75% (4.50%)	09/15/2026	87,171
100,000	Nidda BondCo GmbH(f)	7.25%	09/30/2025	88,063
100,000	Renk AG/Frankfurt am Main(f)	5.75%	07/15/2025	95,783
100,000	TUI Cruises GmbH(f)	6.50%	05/15/2026	74,060
				524,736
Great Britain - 1.73%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	116,400
100,000	eG Global Finance PLC(f)	6.25%	10/30/2025	94,389
100,000	INEOS Finance PLC(f)	2.88%	05/01/2026	91,772
100,000	INEOS Quattro Finance 1 PLC(f)	3.75%	07/15/2026	84,343
100,000	Thames Water Kemble Finance PLC(f)	4.63%	05/19/2026	113,998
100,000	Victoria PLC	3.63%	08/24/2026	81,861
120,000	Vmed O2 UK Financing I PLC(e)	4.75%	07/15/2031	97,200

Principal Amount/Description		Rate	Maturity	Value
$100,000	Vodafone Group PLC(d)	3.00% - 5Y EUR SWAP	08/27/2080	$79,739
				759,702
Hong Kong - 0.16%
85,000	Seaspan Corp.(e)	5.50%	08/01/2029	67,931

Ireland - 0.43%
100,000	eircom Finance DAC	3.50%	05/15/2026	89,076
100,000	Virgin Media Vendor Financing Notes III DAC(e)	4.88%	07/15/2028	97,993
				187,069
Italy - 1.69%
100,000	Bormioli Pharma SpA(d)(f)	3M EUR L + 3.50%	11/15/2024	93,921
100,000	Cedacri Mergeco SPA(d)(e)	3M EUR L + 4.625%	05/15/2028	96,861
100,000	Centurion Bidco SpA(f)	5.88%	09/30/2026	91,994
100,000	Gamma Bidco SpA(d)(f)	3M EUR L + 6.00%	07/15/2025	98,845
100,000	Guala Closures SpA(f)	3.25%	06/15/2028	84,798
100,000	Sofima Holding SpA(f)	3.75%	01/15/2028	84,379
100,000	TeamSystem SpA(e)	3.50%	02/15/2028	88,630
100,000	Telecom Italia SpA	4.00%	04/11/2024	103,445
				742,873
Jersey - 0.26%
100,000	AA Bond Co., Ltd.(f)	6.50%	01/31/2026	112,801

Luxembourg - 2.20%
55,000	Altice Financing SA(e)	5.75%	08/15/2029	44,293
100,000	Altice Financing SA(e)	4.25%	08/15/2029	79,383
100,000	Altice France Holding SA(e)	4.00%	02/15/2028	71,487
100,000	ARD Finance SA(e)(g)	5.00% (5.75%)	06/30/2027	75,951
100,000	Cirsa Finance International Sarl(e)	4.50%	03/15/2027	85,146
100,000	Dana Financing Luxembourg Sarl(e)	3.00%	07/15/2029	75,322
110,000	EverArc Escrow Sarl(e)	5.00%	10/30/2029	92,738
70,000	Intelsat Jackson Holdings SA(e)	6.50%	03/15/2030	57,925
55,000	ION Trading Technologies Sarl(e)	5.75%	05/15/2028	44,057
100,000	Matterhorn Telecom SA(f)	4.00%	11/15/2027	89,595
100,000	Summer BC Holdco B SARL(f)	5.75%	10/31/2026	91,726
85,000	Telecom Italia Capital SA	6.38%	11/15/2033	65,881
100,000	Telenet Finance Luxembourg Notes SARL(f)	3.50%	03/01/2028	89,470
				962,974
Netherlands - 1.77%
115,000	Energizer Gamma Acquisition BV(e)	3.50%	06/30/2029	86,285
100,000	Intertrust Group BV(f)	3.38%	11/15/2025	99,681
100,000	Trivium Packaging Finance BV(e)	3.75%	08/15/2026	96,543
200,000	UPC Holding BV(e)	5.50%	01/15/2028	171,237
125,000	WP/AP Telecom Holdings IV BV(e)	3.75%	01/15/2029	107,726
45,000	Ziggo Bond Co. BV(e)	5.13%	02/28/2030	35,356
100,000	Ziggo Bond Co. BV(f)	3.38%	02/28/2030	73,828
145,000	Ziggo Bond Co. BV(e)	3.38%	02/28/2030	107,051
				777,707
Spain - 0.77%
100,000	Grifols Escrow Issuer SA(e)	3.88%	10/15/2028	86,801
100,000	Grupo Antolin-Irausa SA(f)	3.38%	04/30/2026	78,327
100,000	Kaixo Bondco Telecom SA(e)	5.13%	09/30/2029	79,907
105,000	Lorca Telecom Bondco SA(e)	4.00%	09/18/2027	92,276
				337,311
Sweden - 0.47%
100,000	Samhallsbyggnadsbolaget i Norden AB(c)(d)	3.223% - 5Y EUR SWAP	12/31/2049	34,921

Principal Amount/Description		Rate	Maturity	Value
$100,000	Verisure Holding AB(f)	3.88%	07/15/2026	$92,038
100,000	Verisure Midholding AB(f)	5.25%	02/15/2029	80,154
				207,113
United States - 31.83%
40,000	Academy, Ltd.(e)	6.00%	11/15/2027	36,618
135,000	Acadia Healthcare Co., Inc.(e)	5.50%	07/01/2028	126,337
10,000	Acadia Healthcare Co., Inc.(e)	5.00%	04/15/2029	8,992
55,000	ACCO Brands Corp.(e)	4.25%	03/15/2029	45,158
70,000	Acuris Finance US, Inc. / Acuris Finance SARL(e)	5.00%	05/01/2028	58,228
65,000	Affinity Gaming(e)	6.88%	12/15/2027	54,683
70,000	Ahead DB Holdings LLC(e)	6.63%	05/01/2028	58,135
45,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(e)	5.88%	02/15/2028	42,138
105,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(e)	6.63%	07/15/2026	96,555
125,000	AMC Networks, Inc.	4.25%	02/15/2029	101,658
60,000	American Airlines, Inc.(e)	11.75%	07/15/2025	62,299
95,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	77,303
100,000	American Finance Trust, Inc. / American Finance Operating Partner LP(e)	4.50%	09/30/2028	78,677
175,000	APX Group, Inc.(e)	6.75%	02/15/2027	162,522
70,000	APX Group, Inc.(e)	5.75%	07/15/2029	54,313
10,000	Aramark Services, Inc.(e)	6.38%	05/01/2025	9,804
115,000	Aramark Services, Inc.(e)	5.00%	02/01/2028	104,456
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(e)	6.88%	04/01/2027	41,091
125,000	Archrock Partners LP / Archrock Partners Finance Corp.(e)	6.25%	04/01/2028	110,857
105,000	Arconic Corp.(e)	6.13%	02/15/2028	98,265
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(e)	7.00%	11/01/2026	69,850
110,000	ASP Unifrax Holdings, Inc.(e)	5.25%	09/30/2028	87,978
150,000	AssuredPartners, Inc.(e)	5.63%	01/15/2029	120,287
100,000	Avantor Funding, Inc.(f)	3.88%	07/15/2028	91,241
200,000	Bausch Health Cos., Inc.(e)	6.13%	02/01/2027	170,359
65,000	Bausch Health Cos., Inc.(e)	4.88%	06/01/2028	51,000
60,000	BellRing Brands, Inc.(e)	7.00%	03/15/2030	56,632
60,000	Big River Steel LLC / BRS Finance Corp.(e)	6.63%	01/31/2029	55,790
45,000	Buckeye Partners LP(e)	4.50%	03/01/2028	37,958
85,000	Cablevision Lightpath LLC(e)	5.63%	09/15/2028	66,609
125,000	Caesars Entertainment, Inc.(e)	6.25%	07/01/2025	120,889
70,000	Callon Petroleum Co.(e)	7.50%	06/15/2030	64,518
160,000	Calpine Corp.(e)	5.13%	03/15/2028	141,239
175,000	Carnival Corp.(e)	5.75%	03/01/2027	126,999
30,000	Carnival Corp.(e)	10.50%	06/01/2030	24,758
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.50%	05/01/2026	48,874
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.00%	02/01/2028	23,154
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.38%	06/01/2029	13,439
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	4.75%	03/01/2030	102,998
55,000	CDI Escrow Issuer, Inc.(e)	5.75%	04/01/2030	50,166
130,000	Cedar Fair LP	5.25%	07/15/2029	114,828
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	58,444
74,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(e)	5.75%	03/01/2025	72,208

Principal Amount/Description		Rate	Maturity	Value
$5,000	Cheniere Energy Partners LP(e)	3.25%	01/31/2032	$3,949
90,000	Cheniere Energy, Inc.	4.63%	10/15/2028	81,341
30,000	CHS/Community Health Systems, Inc.(e)	8.00%	03/15/2026	27,407
60,000	CHS/Community Health Systems, Inc.(e)	5.63%	03/15/2027	50,946
160,000	CHS/Community Health Systems, Inc.(e)	6.00%	01/15/2029	132,779
15,000	CHS/Community Health Systems, Inc.(e)	4.75%	02/15/2031	11,023
65,000	Churchill Downs, Inc.(e)	5.50%	04/01/2027	61,842
10,000	Churchill Downs, Inc.(e)	4.75%	01/15/2028	8,918
205,000	CITGO Petroleum Corp.(e)	7.00%	06/15/2025	198,761
35,000	CITGO Petroleum Corp.(e)	6.38%	06/15/2026	32,387
65,000	Cleveland-Cliffs, Inc.(e)	6.75%	03/15/2026	64,646
100,000	Clydesdale Acquisition Holdings, Inc.(e)	6.63%	04/15/2029	94,106
90,000	Cogent Communications Group, Inc.(e)	7.00%	06/15/2027	86,335
75,000	Colgate Energy Partners III LLC(e)	7.75%	02/15/2026	71,432
35,000	Colgate Energy Partners III LLC(e)	5.88%	07/01/2029	30,717
34,000	CommScope Technologies LLC(e)	6.00%	06/15/2025	29,476
30,000	CommScope, Inc.(e)	6.00%	03/01/2026	27,690
155,000	CommScope, Inc.(e)	8.25%	03/01/2027	122,913
25,000	CommScope, Inc.(e)	7.13%	07/01/2028	19,038
30,000	CommScope, Inc.(e)	4.75%	09/01/2029	24,285
85,000	Comstock Resources, Inc.(e)	6.75%	03/01/2029	76,293
25,000	Comstock Resources, Inc.(e)	5.88%	01/15/2030	21,568
55,000	Consensus Cloud Solutions, Inc.(e)	6.50%	10/15/2028	45,465
70,000	Consolidated Communications, Inc.(e)	5.00%	10/01/2028	56,061
130,000	Coty, Inc.(e)	5.00%	04/15/2026	119,341
115,000	Crocs, Inc.(e)	4.25%	03/15/2029	85,237
62,000	CrownRock LP / CrownRock Finance, Inc.(e)	5.63%	10/15/2025	58,448
35,000	CrownRock LP / CrownRock Finance, Inc.(e)	5.00%	05/01/2029	31,444
115,000	CSC Holdings LLC(e)	5.75%	01/15/2030	83,976
25,000	CSC Holdings LLC(e)	5.00%	11/15/2031	16,890
20,000	Cushman & Wakefield US Borrower LLC(e)	6.75%	05/15/2028	18,611
100,000	CVR Energy, Inc.(e)	5.25%	02/15/2025	92,082
30,000	CVR Energy, Inc.(e)	5.75%	02/15/2028	26,794
20,000	Dana, Inc.	5.38%	11/15/2027	17,365
30,000	Dana, Inc.	5.63%	06/15/2028	25,877
30,000	DCP Midstream Operating LP(e)	6.45%	11/03/2036	29,587
20,000	DCP Midstream Operating LP	5.60%	04/01/2044	16,200
145,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(e)	5.88%	08/15/2027	124,164
35,000	DISH DBS Corp.	7.75%	07/01/2026	27,405
85,000	DISH DBS Corp.(e)	5.25%	12/01/2026	66,786
30,000	DISH DBS Corp.(e)	5.75%	12/01/2028	22,269
55,000	DISH DBS Corp.	5.13%	06/01/2029	33,594
45,000	Edgewell Personal Care Co.(e)	5.50%	06/01/2028	41,032
65,000	Elastic NV(e)	4.13%	07/15/2029	54,343
50,000	EnLink Midstream LLC(e)	5.63%	01/15/2028	45,951
60,000	EnLink Midstream Partners LP	5.05%	04/01/2045	40,688
40,000	EQM Midstream Partners LP(e)	7.50%	06/01/2027	38,664
15,000	EQM Midstream Partners LP(e)	4.50%	01/15/2029	12,206
40,000	EQM Midstream Partners LP(e)	4.75%	01/15/2031	32,014
50,000	Everi Holdings, Inc.(e)	5.00%	07/15/2029	42,317
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(e)	4.63%	01/15/2029	42,767
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(e)	6.75%	01/15/2030	38,519
10,000	FirstCash, Inc.(e)	4.63%	09/01/2028	8,649
90,000	FirstCash, Inc.(e)	5.63%	01/01/2030	77,861
25,000	Ford Motor Credit Co. LLC	2.30%	02/10/2025	22,502

Principal Amount/Description		Rate	Maturity	Value
$15,000	Ford Motor Credit Co. LLC	2.90%	02/16/2028	$12,111
5,000	Ford Motor Credit Co. LLC	5.11%	05/03/2029	4,493
65,000	Ford Motor Credit Co. LLC	4.00%	11/13/2030	52,798
30,000	Frontier Communications Holdings LLC(e)	5.88%	10/15/2027	27,051
195,000	Frontier Communications Holdings LLC(e)	5.00%	05/01/2028	166,191
35,000	Frontier Communications Holdings LLC(e)	6.75%	05/01/2029	28,884
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(e)	5.25%	12/01/2027	32,092
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	56,990
75,000	Greystar Real Estate Partners LLC(e)	5.75%	12/01/2025	71,121
100,000	HAT Holdings I LLC / HAT Holdings II LLC(e)	3.38%	06/15/2026	86,259
130,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(e)	5.75%	01/20/2026	116,828
100,000	Herc Holdings, Inc.(e)	5.50%	07/15/2027	91,479
105,000	Hertz Corp.(e)	4.63%	12/01/2026	87,910
75,000	Hess Midstream Operations LP(e)	5.63%	02/15/2026	71,589
5,000	Hess Midstream Operations LP(e)	5.13%	06/15/2028	4,497
50,000	Hess Midstream Operations LP(e)	4.25%	02/15/2030	41,967
40,000	Holly Energy Partners LP / Holly Energy Finance Corp.(e)	6.38%	04/15/2027	37,731
55,000	HUB International, Ltd.(e)	7.00%	05/01/2026	51,829
45,000	HUB International, Ltd.(e)	5.63%	12/01/2029	37,229
100,000	Hunt Companies, Inc.(e)	5.25%	04/15/2029	85,149
40,000	IAA, Inc.(e)	5.50%	06/15/2027	37,312
10,000	iHeartCommunications, Inc.	8.38%	05/01/2027	7,968
110,000	iHeartCommunications, Inc.(e)	5.25%	08/15/2027	94,303
30,000	Imola Merger Corp.(e)	4.75%	05/15/2029	25,200
100,000	International Game Technology PLC	3.50%	06/15/2026	95,671
145,000	Iron Mountain, Inc.(e)	5.25%	03/15/2028	130,449
15,000	Iron Mountain, Inc.(e)	5.00%	07/15/2028	13,313
55,000	Iron Mountain, Inc.(e)	5.25%	07/15/2030	47,921
95,000	JB Poindexter & Co., Inc.(e)	7.13%	04/15/2026	91,325
70,000	Kennedy-Wilson, Inc.	4.75%	03/01/2029	56,803
55,000	Kinetik Holdings LP(e)	5.88%	06/15/2030	52,491
2,000	Kraft Heinz Foods Co.	6.88%	01/26/2039	2,201
90,000	LABL, Inc.(e)	5.88%	11/01/2028	72,837
45,000	Laredo Petroleum, Inc.	9.50%	01/15/2025	44,682
70,000	LD Holdings Group LLC(e)	6.50%	11/01/2025	47,698
120,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.(e)	5.00%	02/01/2026	100,737
75,000	Level 3 Financing, Inc.	5.25%	03/15/2026	70,838
20,000	Level 3 Financing, Inc.(e)	4.63%	09/15/2027	17,109
75,000	LFS Topco LLC(e)	5.88%	10/15/2026	59,359
165,000	Lumen Technologies, Inc.(e)	5.13%	12/15/2026	139,227
5,000	Lumen Technologies, Inc.(e)	4.50%	01/15/2029	3,736
28,000	Marriott Ownership Resorts, Inc.(e)	6.13%	09/15/2025	27,756
100,000	Mauser Packaging Solutions Holding Co.(f)	4.75%	04/15/2024	98,110
95,000	Maxar Technologies, Inc.(e)	7.75%	06/15/2027	94,199
110,000	Medline Borrower LP(e)	5.25%	10/01/2029	90,686
70,000	MEDNAX, Inc.(e)	5.38%	02/15/2030	60,087
60,000	Mercer International, Inc.	5.50%	01/15/2026	57,942
34,000	MGIC Investment Corp.	5.25%	08/15/2028	30,507
75,000	Minerva Merger Sub, Inc.(e)	6.50%	02/15/2030	62,591
60,000	ModivCare Escrow Issuer, Inc.(e)	5.00%	10/01/2029	48,548
130,000	MPH Acquisition Holdings LLC(e)	5.50%	09/01/2028	116,067
105,000	Nabors Industries, Ltd.(e)	7.25%	01/15/2026	93,269

Principal Amount/Description		Rate	Maturity	Value
$30,000	Nabors Industries, Ltd.(e)	7.50%	01/15/2028	$25,838
10,000	Nationstar Mortgage Holdings, Inc.(e)	6.00%	01/15/2027	8,687
25,000	Nationstar Mortgage Holdings, Inc.(e)	5.50%	08/15/2028	20,091
35,000	Nationstar Mortgage Holdings, Inc.(e)	5.75%	11/15/2031	26,843
35,000	NCR Corp.(e)	5.75%	09/01/2027	31,107
115,000	NCR Corp.(e)	5.13%	04/15/2029	97,505
70,000	NCR Corp.(e)	6.13%	09/01/2029	60,632
35,000	New Enterprise Stone & Lime Co., Inc.(e)	9.75%	07/15/2028	29,971
115,000	New Enterprise Stone & Lime Co., Inc.(e)	5.25%	07/15/2028	94,701
130,000	NFP Corp.(e)	6.88%	08/15/2028	107,622
5,000	NuStar Logistics LP	6.00%	06/01/2026	4,684
55,000	NuStar Logistics LP	6.38%	10/01/2030	47,874
40,000	Oceaneering International, Inc.	4.65%	11/15/2024	37,053
75,000	Olympus Water US Holding Corp.(e)	4.25%	10/01/2028	58,861
55,000	Olympus Water US Holding Corp.(e)	6.25%	10/01/2029	38,294
90,000	OneMain Finance Corp.	7.13%	03/15/2026	83,391
150,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(e)	5.13%	04/30/2031	129,970
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(e)	6.25%	06/15/2025	33,263
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(e)	5.00%	08/15/2027	17,500
75,000	Owens & Minor, Inc.(e)	6.63%	04/01/2030	68,603
105,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(e)	4.38%	10/15/2028	89,403
150,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(e)	4.88%	05/15/2029	129,045
65,000	PDC Energy, Inc.	5.75%	05/15/2026	60,755
50,000	PennyMac Financial Services, Inc.(e)	5.38%	10/15/2025	43,650
75,000	Performance Food Group, Inc.(e)	5.50%	10/15/2027	69,562
155,000	Pike Corp.(e)	5.50%	09/01/2028	126,058
50,000	Powdr Corp.(e)	6.00%	08/01/2025	49,879
180,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(e)	6.25%	01/15/2028	151,070
110,000	Primo Water Holdings, Inc.(f)	3.88%	10/31/2028	93,596
45,000	QVC, Inc.	4.75%	02/15/2027	35,623
50,000	QVC, Inc.	4.38%	09/01/2028	37,085
80,000	Railworks Holdings LP / Railworks Rally, Inc.(e)	8.25%	11/15/2028	72,315
10,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(e)	5.75%	01/15/2029	7,600
115,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(e)	5.25%	04/15/2030	85,405
70,000	Rockcliff Energy II LLC(e)	5.50%	10/15/2029	63,798
20,000	Royal Caribbean Cruises, Ltd.(e)	5.38%	07/15/2027	14,586
95,000	Royal Caribbean Cruises, Ltd.(e)	5.50%	04/01/2028	66,249
50,000	Sabre GLBL, Inc.(e)	7.38%	09/01/2025	46,473
135,000	SCIL IV LLC / SCIL USA Holdings LLC(e)	5.38%	11/01/2026	108,218
100,000	SeaWorld Parks & Entertainment, Inc.(e)	5.25%	08/15/2029	84,770
35,000	SEG Holding LLC / SEG Finance Corp.(e)	5.63%	10/15/2028	31,410
80,000	Six Flags Entertainment Corp.(e)	5.50%	04/15/2027	72,701
30,000	Six Flags Theme Parks, Inc.(e)	7.00%	07/01/2025	30,423
55,000	Spirit AeroSystems, Inc.(e)	7.50%	04/15/2025	51,237
40,000	Standard Industries, Inc.(e)	5.00%	02/15/2027	35,759
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	37,779
180,000	Tenet Healthcare Corp.(e)	6.25%	02/01/2027	166,050
15,000	Tenet Healthcare Corp.(e)	5.13%	11/01/2027	13,526
20,000	Tenet Healthcare Corp.(e)	6.13%	10/01/2028	17,177
90,000	Tenet Healthcare Corp.(e)	6.13%	06/15/2030	83,300

Principal Amount/Description		Rate	Maturity	Value
$120,000	TMS International Corp.(e)	6.25%	04/15/2029	$87,374
105,000	TransDigm, Inc.(e)	8.00%	12/15/2025	106,386
70,000	TransDigm, Inc.(e)	6.25%	03/15/2026	67,692
55,000	TransDigm, Inc.	5.50%	11/15/2027	46,843
70,000	TransDigm, Inc.	4.63%	01/15/2029	56,514
60,000	Twitter, Inc.(e)	5.00%	03/01/2030	57,022
80,000	Uber Technologies, Inc.(e)	7.50%	05/15/2025	79,431
70,000	Uber Technologies, Inc.(e)	7.50%	09/15/2027	67,934
20,000	Uber Technologies, Inc.(e)	6.25%	01/15/2028	18,523
55,000	Univar Solutions USA, Inc./Washington(e)	5.13%	12/01/2027	51,293
115,000	Univision Communications, Inc.(e)	6.63%	06/01/2027	109,710
45,000	Univision Communications, Inc.(e)	7.38%	06/30/2030	44,033
40,000	US Foods, Inc.(e)	6.25%	04/15/2025	39,987
60,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	54,657
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	26,667
65,000	Vistra Operations Co. LLC(e)	5.00%	07/31/2027	59,224
115,000	VM Consolidated, Inc.(e)	5.50%	04/15/2029	91,887
145,000	WASH Multifamily Acquisition, Inc.(e)	5.75%	04/15/2026	136,910
70,000	Weekley Homes LLC / Weekley Finance Corp.(e)	4.88%	09/15/2028	55,384
180,000	Western Midstream Operating LP	5.50%	08/15/2048	147,046
95,000	WR Grace Holdings LLC(e)	4.88%	06/15/2027	82,792
60,000	WR Grace Holdings LLC(e)	5.63%	08/15/2029	44,325
155,000	Xerox Holdings Corp.(e)	5.00%	08/15/2025	144,406
55,000	Xerox Holdings Corp.(e)	5.50%	08/15/2028	46,086
140,000	Zayo Group Holdings, Inc.(e)	4.00%	03/01/2027	116,403
				13,961,929

TOTAL HIGH YIELD DEBT
(Cost $24,565,750)				20,563,892

Shares/Description		Value
RIGHTS - 0.00%(b)(h)
198	DBI Investors, Inc., Strike Price 0.01, Expires 12/31/2049(a)	$12

TOTAL RIGHTS
(Cost $11,231)		12

WARRANTS - 0.01%(b)
4	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	$–
11	Toys R Us Propco Warrant, Strike Price 0.01, Expires 12/31/2049(a)	–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.01, Expires 12/31/2049	3,614

TOTAL WARRANTS
(Cost $106,180)		3,614

SHORT-TERM INVESTMENTS - 16.33%
7,162,221	State Street Institutional Trust (7 Day Yield 1.03%)	$7,162,221

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,162,221)		7,162,221

Shares/Description	Value
TOTAL INVESTMENTS - 97.45%
(Cost $48,445,055)	$42,743,218
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.11%	50,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.44%	1,068,196
NET ASSETS - 100.00%	$43,861,414

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2022 was 1.79%

3M US L - 3 Month LIBOR as of June 30, 2022 was 2.29%

6M US L - 6 Month LIBOR as of June 30, 2022 was 2.94%

3M EUR L - 3 Month EURIBOR as of June 30, 2022 was -0.20%

6M EUR L - 6 Month EURIBOR as of June 30, 2022 was -0.26%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of June 30, 2022 was -0.25%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(b)	Non-income producing security.

(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $15,326,871, which represents approximately 34.94% of net assets as of June 30, 2022.

(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of June 30, 2022, the aggregate fair value of those securities was $2,620,717, representing 5.98% of net assets.

(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

(h)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2022	Fund Delivering	U.S. $ Value at June 30, 2022	Unrealized Appreciation
State Street Corporation	7/7/2022	EUR	56,152	USD	56,091	$61
State Street Corporation	7/7/2022	EUR	106,050	USD	105,895	155
State Street Corporation	7/7/2022	EUR	42,783	USD	42,746	37
State Street Corporation	7/7/2022	EUR	37,106	USD	36,847	259
State Street Corporation	7/7/2022	GBP	6,660	USD	6,629	31
State Street Corporation	7/7/2022	GBP	9,681	USD	9,635	46
State Street Corporation	7/7/2022	GBP	1,217	USD	1,216	1
State Street Corporation	7/7/2022	GBP	1,950	USD	1,943	7
State Street Corporation	7/7/2022	GBP	3,559	USD	3,546	13
State Street Corporation	7/7/2022	USD	740,588	EUR	724,051	16,537
State Street Corporation	7/7/2022	USD	5,825,073	EUR	5,695,006	130,067
State Street Corporation	7/7/2022	USD	6,857	EUR	6,812	45
State Street Corporation	7/7/2022	USD	488,753	GBP	474,246	14,507
State Street Corporation	7/7/2022	USD	276,505	GBP	268,298	8,207
						$169,973

State Street Corporation	7/7/2022	EUR	314,425	USD	320,304	$(5,879)
State Street Corporation	7/7/2022	EUR	48,227	USD	48,546	(319)
State Street Corporation	7/7/2022	EUR	23,642	USD	23,644	(2)
State Street Corporation	7/7/2022	EUR	43,735	USD	43,739	(4)
State Street Corporation	7/7/2022	EUR	5,202	USD	5,229	(27)
State Street Corporation	7/7/2022	EUR	6,324	USD	6,356	(32)
State Street Corporation	7/7/2022	EUR	47,415	USD	47,655	(240)
State Street Corporation	7/7/2022	EUR	37,350	USD	37,520	(170)
State Street Corporation	7/7/2022	GBP	3,687	USD	3,721	(34)
State Street Corporation	7/7/2022	GBP	3,034	USD	3,054	(20)
State Street Corporation	7/7/2022	GBP	3,065	USD	3,095	(30)
State Street Corporation	7/7/2022	GBP	2,551	USD	2,571	(20)

Counterparty (continued)	Settlement Date (continued)	Fund Receiving (continued)	U.S. $ Value at June 30, 2022 (continued)	Fund Delivering (continued)	U.S. $ Value at June 30, 2022 (continued)	Unrealized Appreciation (continued)
State Street Corporation	7/7/2022	GBP	3,228	USD	3,253	$(25)
						$(6,802)

RiverNorth Funds	Notes to Quarterly Schedule of Investments

June 30, 2022 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2022.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2022 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$38,427,450	$5,242	$–	$38,432,692
Business Development Companies	1,692,592	–	–	1,692,592
Common Stocks	628,348	–	–	628,348
Exchange Traded Funds	689,606	–	–	689,606
Preferred Stocks	382,082	–	–	382,082
Business Development Company Notes	1,673,868	2,273,333	–	3,947,201
Rights	1,835	–	–	1,835
Warrants	20,037	–	–	20,037
Short-Term Investments	4,566,260	–	–	4,566,260
Total	$48,082,078	$2,278,575	$–	$50,360,653

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$297,752,417	$–	$–	$297,752,417
Business Development Companies	12,851,888	–	–	12,851,888
Common Stocks	27,922,443	446,471	-	28,368,914
Open-End Funds	29,552,898	–	–	29,552,898
Preferred Stocks	–	53,436	–	53,436
Business Development Company Notes	7,737,414	11,189,876	–	18,927,290
Foreign Corporate Bonds	–	65,031,148	–	65,031,148
U.S. Corporate Bonds	–	119,700,938	–	119,700,938
Convertible Corporate Bonds	–	44,669	–	44,669
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	12,322,546	–	12,322,546
Bank Loans	–	36,526,868	–	36,526,868
Collateralized Loan Obligations	–	60,750,862	–	60,750,862
Equity - Linked Notes	–	–	–	–
Non-Agency Collateralized Mortgage Obligations	–	358,454,800	-	358,454,800
U.S. Government Bonds and Notes	–	135,616,677	–	135,616,677
Municipal Bonds	–	224,294	–	224,294
U.S. Government / Agency Mortgage Backed Securities	–	237,695,239	–	237,695,239
Warrants(a)	–	–	–	–
Short-Term Investments	167,143,766	–	–	167,143,766
Total	$542,960,826	$1,102,599,096	$489,876	$1,581,018,650

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,706,207	$–	$–	$1,706,207
Common Stocks	100,893	36	78,655	179,584
Preferred Stocks	–	–	131,026	131,026
Bank Loans	–	12,996,662	–	12,996,662
High Yield Debt	–	20,563,892	–	20,563,892

High Income Fund (continued)
Rights	$–	$–	$12	$12
Warrants(a)	–	3,614	–	3,614
Short-Term Investments	7,162,221	–	–	7,162,221
Total	$8,969,321	$33,564,204	$209,693	$42,743,218

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$169,973	$–	$169,973
Liabilities
Forward Foreign Currency Contracts	$–	$(6,802)	$–	$(6,802)
Total	$–	$163,171	$–	$163,171

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2021	Accrued Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2022	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2022
Common Stocks	$75,753	$-	$-	$-	$2,902	$-	$-	$-	$-	$78,655	$14,481
Preferred Stocks	117,022	-	-	-	5	14,000	-	-	-	131,027	5
Rights	28	-	-	-	(16)	-	-	-	-	12	(16)
	$192,803	$-	$-	$-	$2,891	$14,000	$-	$-	$-	$209,694	$14,470

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of June 30. 2022:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$78,655	Market Comparable Companies	EBITDA Multiple	5.75x-6.75x
				(6.25x)%
Preferred Stocks	131,026	Market Comparable Companies	EBITDA Multiple	11.00x-11.50
				(11.25x)
Rights	12	Market Comparable Companies	Revenue Multiple	0.25x-0.35x
				(0.3x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Revenue Multiple	Increase	Decrease

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the nine months ended June 30, 2022, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At June 30, 2022, the Strategic Income Fund and High Income Fund had $1,780,298 and $151,968 respectively, in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the nine months ended June 30, 2022 were as follows:

Security Name	Market Value as of September 30, 2021	Purchases	Change in Unrealized Gain (Loss)	Market Value as of June 30, 2022*	Share Balance as of June 30, 2022	Dividends
RiverNorth/Oaktree High Income Fund	$32,734,160	$827,604	$(5,028,601)	$29,552,898	3,526,346	$827,604
			$(5,028,601)	$29,552,898	3,526,346	$827,604